UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07173

T. Rowe Price Spectrum Funds II, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2024

Spectrum Conservative Allocation Fund

I Class (PPIPX)

This annual shareholder report contains important information about Spectrum Conservative Allocation Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Conservative Allocation Fund - I Class	$29	0.27%

What drove fund performance during the past 12 months?

  Global stock indexes were broadly positive, while fixed income markets were mixed for the 12 months ended May 31, 2024. Many central banks maintained tight monetary policy to combat inflation, and markets fluctuated amid shifting expectations for interest rate cuts as rates remained higher for longer. Nevertheless, investor sentiment was elevated by resilient corporate earnings and enthusiasm around the potential impacts from artificial intelligence.

  Versus the style-specific Morningstar Moderately Conservative Target Risk Index, structural composition contributed for the trailing one-year period. Specifically, the fund’s out-of-benchmark exposure to emerging markets bonds added value. Security selection in the underlying large-cap value strategy also contributed for the trailing one-year period. The fund’s allocation in this space outperformed its style-specific benchmark, which added value on a relative basis.

  On the negative side, security selection in emerging markets equities was a leading detractor during the period. The fund’s allocation in this space trailed its benchmark and weighed on relative returns. Likewise, the fund’s allocation to the Dynamic Global Bond strategy lagged its benchmark and detracted during the period.

  The fund seeks the highest total return over time consistent with a primary emphasis on income and a secondary emphasis on capital growth. It is designed to provide investors with a core multi-asset portfolio that is globally diversified across traditional and alternative asset classes, with an emphasis on the roles of broad diversification, fundamental research, tactical allocation, and risk management.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of May 31, 2024

	I Class	Regulatory Benchmark	Strategy Benchmark
3/23/16	500,000	500,000	500,000
5/31/16	510,917	504,500	510,386
8/31/16	528,605	516,220	527,162
11/30/16	522,770	499,861	520,428
2/28/17	545,583	504,920	539,547
5/31/17	562,631	512,464	552,260
8/31/17	577,985	518,763	563,632
11/30/17	593,132	515,928	577,382
2/28/18	600,125	507,470	578,556
5/31/18	599,838	510,544	579,534
8/31/18	607,253	513,319	590,757
11/30/18	592,070	509,004	576,311
2/28/19	612,510	523,556	595,312
5/31/19	618,620	543,220	601,851
8/31/19	640,312	565,536	623,328
11/30/19	655,667	563,931	642,364
2/29/20	649,924	584,721	638,778
5/31/20	647,760	594,368	646,626
8/31/20	701,195	602,146	689,127
11/30/20	727,214	605,007	713,637
2/28/21	754,773	592,811	725,509
5/31/21	782,255	591,961	755,502
8/31/21	801,099	601,638	774,222
11/30/21	788,170	598,029	761,451
2/28/22	760,897	577,136	739,786
5/31/22	721,783	543,290	699,347
8/31/22	700,774	532,354	675,557
11/30/22	703,958	521,244	679,034
2/28/23	707,211	521,028	680,220
5/31/23	719,228	531,648	689,989
8/31/23	738,302	526,001	704,760
11/30/23	747,164	527,394	709,545
2/29/24	789,918	538,363	745,884
5/31/24	808,610	538,589	755,115

202405-3565004, 202407-3567341

F211-052 7/24

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/23/2016
Spectrum Conservative Allocation Fund (I Class)	12.43%	5.50%	6.05%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	0.91
Morningstar Moderately Conservative Target Risk Index (Strategy Benchmark)	9.44	4.64	5.16

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,888,399
Number of Portfolio Holdings	1,823
Investment Advisory Fees Paid (000s)	$4,346
Portfolio Turnover Rate	52.9%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common Stocks	35.4%
Bond Mutual Funds	25.7
Equity Mutual Funds	11.4
Private Investment Companies	6.4
U.S. Government & Agency Mortgage-Backed Securities	5.7
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	5.7
Corporate Bonds	5.1
Asset-Backed Securities	1.5
Short-Term and Other	3.1

Top Ten Holdings (as a % of Net Assets)

Blackstone Partners Offshore Fund	6.4%
T. Rowe Price Multi-Strategy Total Return Fund - I Class	5.8
T. Rowe Price Dynamic Global Bond Fund - I Class	5.7
T. Rowe Price International Bond Fund (USD Hedged) - I Class	5.5
T. Rowe Price Institutional Emerging Markets Bond Fund	5.3
T. Rowe Price Institutional High Yield Fund - Institutional Class	4.8
Federal National Mortgage Assn.	3.1
U.S. Treasury Notes	2.9
T. Rowe Price Real Assets Fund - I Class	2.8
T. Rowe Price Institutional Emerging Markets Equity Fund	2.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and Morningstar do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Spectrum Conservative Allocation Fund

I Class (PPIPX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

May 31, 2024

Spectrum Conservative Allocation Fund

Investor Class (PRSIX)

This annual shareholder report contains important information about Spectrum Conservative Allocation Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Conservative Allocation Fund - Investor Class	$40	0.38%

What drove fund performance during the past 12 months?

  Global stock indexes were broadly positive, while fixed income markets were mixed for the 12 months ended May 31, 2024. Many central banks maintained tight monetary policy to combat inflation, and markets fluctuated amid shifting expectations for interest rate cuts as rates remained higher for longer. Nevertheless, investor sentiment was elevated by resilient corporate earnings and enthusiasm around the potential impacts from artificial intelligence.

  Versus the style-specific Morningstar Moderately Conservative Target Risk Index, structural composition contributed for the trailing one-year period. Specifically, the fund’s out-of-benchmark exposure to emerging markets bonds added value. Security selection in the underlying large-cap value strategy also contributed for the trailing one-year period. The fund’s allocation in this space outperformed its style-specific benchmark, which added value on a relative basis.

  On the negative side, security selection in emerging markets equities was a leading detractor during the period. The fund’s allocation in this space trailed its benchmark and weighed on relative returns. Likewise, the fund’s allocation to the Dynamic Global Bond strategy lagged its benchmark and detracted during the period.

  The fund seeks the highest total return over time consistent with a primary emphasis on income and a secondary emphasis on capital growth. It is designed to provide investors with a core multi-asset portfolio that is globally diversified across traditional and alternative asset classes, with an emphasis on the roles of broad diversification, fundamental research, tactical allocation, and risk management.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2024

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2014	10,175	10,090	10,162
2014	10,181	10,192	10,116
2015	10,342	10,318	10,209
2015	10,410	10,303	10,222
2015	10,022	10,247	9,911
2015	10,181	10,291	10,035
2016	9,848	10,473	9,837
2016	10,379	10,612	10,309
2016	10,738	10,859	10,648
2016	10,613	10,514	10,512
2017	11,076	10,621	10,898
2017	11,422	10,780	11,155
2017	11,734	10,912	11,384
2017	12,035	10,852	11,662
2018	12,171	10,674	11,686
2018	12,165	10,739	11,705
2018	12,315	10,798	11,932
2018	12,001	10,707	11,640
2019	12,415	11,013	12,024
2019	12,533	11,426	12,156
2019	12,965	11,896	12,590
2019	13,276	11,862	12,974
2020	13,160	12,299	12,902
2020	13,110	12,502	13,061
2020	14,191	12,666	13,919
2020	14,717	12,726	14,414
2021	15,267	12,470	14,654
2021	15,823	12,452	15,260
2021	16,197	12,655	15,638
2021	15,935	12,579	15,380
2022	15,384	12,140	14,942
2022	14,580	11,428	14,125
2022	14,156	11,198	13,645
2022	14,212	10,964	13,715
2023	14,273	10,960	13,739
2023	14,518	11,183	13,936
2023	14,890	11,064	14,235
2023	15,064	11,094	14,331
2024	15,921	11,324	15,065
2024	16,298	11,329	15,252

202405-3565004, 202407-3567341

F101-052 7/24

Average Annual Total Returns

	1 Year	5 Years	10 Years
Spectrum Conservative Allocation Fund (Investor Class)	12.26%	5.39%	5.01%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	1.26
Morningstar Moderately Conservative Target Risk Index (Strategy Benchmark)	9.44	4.64	4.31

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,888,399
Number of Portfolio Holdings	1,823
Investment Advisory Fees Paid (000s)	$4,346
Portfolio Turnover Rate	52.9%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common Stocks	35.4%
Bond Mutual Funds	25.7
Equity Mutual Funds	11.4
Private Investment Companies	6.4
U.S. Government & Agency Mortgage-Backed Securities	5.7
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	5.7
Corporate Bonds	5.1
Asset-Backed Securities	1.5
Short-Term and Other	3.1

Top Ten Holdings (as a % of Net Assets)

Blackstone Partners Offshore Fund	6.4%
T. Rowe Price Multi-Strategy Total Return Fund - I Class	5.8
T. Rowe Price Dynamic Global Bond Fund - I Class	5.7
T. Rowe Price International Bond Fund (USD Hedged) - I Class	5.5
T. Rowe Price Institutional Emerging Markets Bond Fund	5.3
T. Rowe Price Institutional High Yield Fund - Institutional Class	4.8
Federal National Mortgage Assn.	3.1
U.S. Treasury Notes	2.9
T. Rowe Price Real Assets Fund - I Class	2.8
T. Rowe Price Institutional Emerging Markets Equity Fund	2.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and Morningstar do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Spectrum Conservative Allocation Fund

Investor Class (PRSIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$33,841	$33,192
Audit-Related Fees	-	-
Tax Fees	-	5,727
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,230,000 and $1,521,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRSIX Spectrum Conservative
Allocation Fund –
.
PPIPX Spectrum Conservative
Allocation Fund–
.
I Class

T. ROWE PRICE Spectrum Conservative Allocation Fund
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T. ROWE PRICE Spectrum Conservative Allocation Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 18.08 $ 19.22 $ 22.49 $ 19.35 $ 19.14
Investment activities
Net investment income
(1)(2)
0.56 0.44 0.31 0.29 0.36
Net realized and unrealized
gain/loss 1.61 (0.56) (1.93) 3.65 0.52
Total from investment activities 2.17 (0.12) (1.62) 3.94 0.88
Distributions
Net investment income (0.74) (0.42) (0.30) (0.28) (0.39)
Net realized gain — (0.60) (1.35) (0.52) (0.28)
Total distributions (0.74) (1.02) (1.65) (0.80) (0.67)
NET ASSET VALUE
End of period $ 19.51 $ 18.08 $ 19.22 $ 22.49 $ 19.35

T. ROWE PRICE Spectrum Conservative Allocation Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
12.26% (0.43)% (7.85)% 20.70% 4.60%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.60% 0.60% 0.56% 0.55% 0.56%
Net expenses after waivers/
payments by Price Associates 0.38% 0.38% 0.36% 0.37% 0.38%
Net investment income 2.98% 2.40% 1.42% 1.38% 1.84%
Portfolio turnover rate 52.9% 66.2% 83.8% 62.2% 73.0%
Net assets, end of period (in
millions) $1,018 $1,047 $1,256 $2,190 $1,861
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Spectrum Conservative Allocation Fund
Financial Highlights

For a share outstanding throughout each period
I Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 18.05 $ 19.20 $ 22.48 $ 19.35 $ 19.14
Investment activities
Net investment income
(1)(2)
0.58 0.46 0.35 0.31 0.37
Net realized and unrealized
gain/loss 1.61 (0.57) (1.94) 3.64 0.53
Total from investment activities 2.19 (0.11) (1.59) 3.95 0.90
Distributions
Net investment income (0.76) (0.44) (0.34) (0.30) (0.41)
Net realized gain — (0.60) (1.35) (0.52) (0.28)
Total distributions (0.76) (1.04) (1.69) (0.82) (0.69)
NET ASSET VALUE
End of period $ 19.48 $ 18.05 $ 19.20 $ 22.48 $ 19.35

T. ROWE PRICE Spectrum Conservative Allocation Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
12.43% (0.35)% (7.73)% 20.76% 4.71%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.49% 0.48% 0.47% 0.46% 0.47%
Net expenses after waivers/
payments by Price Associates 0.27% 0.26% 0.26% 0.28% 0.29%
Net investment income 3.11% 2.53% 1.67% 1.47% 1.92%
Portfolio turnover rate 52.9% 66.2% 83.8% 62.2% 73.0%
Net assets, end of period (in
thousands) $870,428 $992,496 $1,057,088 $443,120 $348,612
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Spectrum Conservative Allocation Fund
May 31, 2024

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES  1.5%
522 Funding
Series 2019-5A, Class BR, CLO, FRN
3M TSFR + 1.85%, 7.179%, 4/15/35 (1) 440,000 440
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class D
1.49%, 9/18/26  445,000 431
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  251,000 240
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  410,000 413
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 250,000 239
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class A2
5.38%, 1/21/31 (1) 370,000 369
Applebee's Funding
Series 2023-1A, Class A2
7.824%, 3/5/53 (1) 215,000 222
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 6.424%, 12/26/31 (1) 242,135 243
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 6.824%, 12/26/31 (1) 232,822 233
CarMax Auto Owner Trust
Series 2021-1, Class D
1.28%, 7/15/27  1,050,000 1,010
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  260,000 243
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  65,000 65
Carvana Auto Receivables Trust
Series 2024-N1, Class A3
5.60%, 3/10/28 (1) 170,000 170
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 205,000 204
Crown Point
Series 2018-7A, Class AR, CLO, FRN
3M TSFR + 1.23%, 6.556%, 10/20/31 (1) 465,000 464

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CyrusOne Data Centers Issuer I
Series 2024-1A, Class A2
4.76%, 3/22/49 (1) 155,000 147
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 930,000 856
CyrusOne Data Centers Issuer I
Series 2024-3A, Class A2
4.65%, 5/20/49 (1) 350,000 315
Dell Equipment Finance Trust
Series 2023-3, Class C
6.17%, 4/23/29 (1) 110,000 111
Dell Equipment Finance Trust
Series 2024-1, Class A3
5.39%, 3/22/30 (1) 160,000 160
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 170,000 168
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 40,000 40
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 127,913 124
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 255,063 237
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M TSFR + 1.362%, 6.679%, 7/17/34 (1) 490,000 491
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 158,749 160
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 127,638 128
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 6.823%, 1/17/37 (1) 270,000 269
Enterprise Fleet Financing
Series 2024-1, Class A2
5.23%, 3/20/30 (1) 345,000 343
Enterprise Fleet Financing
Series 2024-1, Class A3
5.16%, 9/20/30 (1) 260,000 258

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Exeter Automobile Receivables Trust
Series 2022-3A, Class C
5.30%, 9/15/27  505,000 502
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  90,000 91
Ford Credit Auto Lease Trust
Series 2023-A, Class C
5.54%, 12/15/26  345,000 344
Ford Credit Auto Lease Trust
Series 2024-A, Class A4
5.05%, 6/15/27  110,000 109
Ford Credit Auto Owner Trust
Series 2022-C, Class C
5.22%, 3/15/30  200,000 199
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 900,000 887
Golub Capital Partners
Series 2022-60A, Class AR, CLO, FRN
3M TSFR + 1.31%, 10/25/34 (1)(2) 280,000 280
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 233,400 198
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 570,000 568
HPEFS Equipment Trust
Series 2022-1A, Class C
1.96%, 5/21/29 (1) 104,000 102
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29 (1) 330,000 319
HPEFS Equipment Trust
Series 2023-2A, Class B
6.25%, 1/21/31 (1) 100,000 101
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 130,000 131
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 100,000 102
Hyundai Auto Lease Securitization Trust
Series 2024-A, Class A4
5.07%, 2/15/28 (1) 135,000 134

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Invesco U.S.
Series 2023-1A, Class AR, CLO, FRN
3M TSFR + 1.57%, 6.856%, 4/22/37 (1) 450,000 453
Jamestown XV
Series 2020-15A, Class A1R, CLO, FRN
3M TSFR + 1.37%, 7/15/35 (1)(2) 400,000 400
KKR
Series 40A, Class AR, CLO, FRN
3M TSFR + 1.30%, 10/20/34 (1)(2) 320,000 320
Kubota Credit Owner Trust
Series 2023-1A, Class A4
5.07%, 2/15/29 (1) 140,000 139
Madison Park Funding LXI
Series 2023-61A, Class A, CLO, FRN
3M TSFR + 1.73%, 7.037%, 1/20/37 (1) 325,000 327
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 6.619%, 10/15/32 (1) 435,000 436
MidOcean Credit XI
Series 2022-11A, Class A1R, CLO, FRN
3M TSFR + 1.73%, 7.057%, 10/18/33 (1) 410,000 411
MMAF Equipment Finance
Series 2021-A, Class A5
1.19%, 11/13/43 (1) 135,000 124
MMAF Equipment Finance
Series 2024-A, Class A3
4.95%, 7/14/31 (1) 585,000 578
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 564,932 557
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 131,851 134
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 101,086 102
Navient Private Education Loan Trust
Series 2018-BA, Class A2A
3.61%, 12/15/59 (1) 106,464 105
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 450,000 375
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class A
5.59%, 4/25/29 (1) 245,000 245

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Nissan Auto Lease Trust
Series 2024-A, Class A4
4.97%, 9/15/28  145,000 144
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 6.574%, 11/13/31 (1) 425,000 426
Oaktree
Series 2022-2A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 6.879%, 7/15/33 (1) 610,000 610
OCP
Series 2014-7A, Class A1RR, CLO, FRN
3M TSFR + 1.382%, 6.706%, 7/20/29 (1) 349,122 350
OCP
Series 2014-7A, Class A2RR, CLO, FRN
3M TSFR + 1.912%, 7.236%, 7/20/29 (1) 475,000 475
Octagon Investment Partners 49
Series 2020-5A, Class AR, CLO, FRN
3M TSFR + 1.52%, 6.811%, 4/15/37 (1) 650,000 653
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 78,905 79
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 140,000 141
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 100,000 101
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 245,000 245
Palmer Square
Series 2020-3A, Class A1R2, CLO, FRN
3M TSFR + 1.65%, 6.972%, 11/15/36 (1) 400,000 404
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 120,000 120
Progress Residential Trust
Series 2020-SFR3, Class B
1.495%, 10/17/27 (1) 100,000 94
RR 28
Series 2024-28RA, Class A1R, CLO, FRN
3M TSFR + 1.55%, 6.841%, 4/15/37 (1) 595,000 594
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31 (1) 29,021 29

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class B
5.64%, 12/15/33 (1) 250,000 249
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  285,000 273
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  385,000 380
Santander Drive Auto Receivables Trust
Series 2022-6, Class B
4.72%, 6/15/27  850,000 843
SBNA Auto Lease Trust
Series 2024-A, Class A3
5.39%, 11/20/26 (1) 160,000 160
SBNA Auto Lease Trust
Series 2024-A, Class A4
5.24%, 1/22/29 (1) 150,000 149
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 595,000 594
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 504,154 439
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A4
4.94%, 1/21/31 (1) 115,000 114
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 60,000 59
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3
5.33%, 11/20/29 (1) 305,000 304
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class B
5.41%, 8/20/30 (1) 65,000 65
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 446,142 416
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 6.523%, 10/15/31 (1) 860,000 859
Symphony XXXI
Series 2022-31A, Class B, CLO, FRN
3M TSFR + 1.85%, 7.175%, 4/22/35 (1) 380,000 379

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 530,000 512
Trinitas VI
Series 2017-6A, Class ARRR, CLO, FRN
3M TSFR + 1.33%, 1/25/34 (1)(2) 945,000 945
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 194,024 195
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 125,000 125
Verizon Master Trust
Series 2023-1, Class C
4.98%, 1/22/29  250,000 246
Wellfleet
Series 2017-2A, Class A1R, CLO, FRN
3M TSFR + 1.322%, 6.646%, 10/20/29 (1) 45,421 46
Total Asset-Backed Securities (Cost $29,721) 29,383
BOND MUTUAL FUNDS  25.7%
T. Rowe Price Dynamic Global Bond Fund - I Class, 6.15% (3)
(4) 13,927,689 108,358
T. Rowe Price Inflation Protected Bond Fund - I Class,
9.60% (3)(4) 641,306 6,650
T. Rowe Price Institutional Emerging Markets Bond Fund,
6.27% (3)(4) 14,985,400 99,653
T. Rowe Price Institutional Floating Rate Fund - Institutional
Class, 8.44% (3)(4) 4,198,133 39,798
T. Rowe Price Institutional High Yield Fund - Institutional Class,
7.20% (3)(4) 11,834,405 91,243
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
3.82% (3)(4) 12,510,287 104,461
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 9.22% (3)(4) 972,312 4,541
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class,
4.71% (3)(4) 4,115,159 29,835
Total Bond Mutual Funds (Cost $551,485) 484,539
COMMON STOCKS  35.4%
COMMUNICATION SERVICES  2.3%
Diversified Telecommunication Services  0.2%
BT Group (GBP) (5) 523,714 877

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Frontier Communications Parent (6) 8,300 221
KT (KRW)  23,258 621
Nippon Telegraph & Telephone (JPY)  1,848,200 1,815
3,534
Entertainment  0.3%
Electronic Arts  7,793 1,035
Liberty Media Corp-Liberty Live, Class C (6) 7,957 303
Netflix (6) 6,617 4,246
Sea, ADR (6) 5,580 377
5,961
Interactive Media & Services  1.5%
Alphabet, Class A (6) 12,877 2,221
Alphabet, Class C (6) 88,118 15,329
LY (JPY)  141,600 337
Match Group (6) 2,101 64
Meta Platforms, Class A  19,761 9,225
NAVER (KRW)  4,616 571
Reddit, Class A (6) 1,291 70
Tencent Holdings (HKD)  7,100 329
Vimeo (6) 32,336 126
28,272
Media  0.1%
Comcast, Class A  20,100 805
CyberAgent (JPY)  71,300 430
Ibotta, Class A (6) 620 60
WPP (GBP)  109,828 1,149
2,444
Wireless Telecommunication Services  0.2%
T-Mobile U.S.  25,711 4,498
4,498
Total Communication Services 44,709
CONSUMER DISCRETIONARY  3.3%
Automobile Components  0.2%
Autoliv, SDR (SEK)  8,882 1,135
Denso (JPY)  67,100 1,090
Dowlais Group (GBP)  197,933 176
Magna International  16,978 768
Modine Manufacturing (6) 1,238 125
Stanley Electric (JPY)  19,500 359
3,653

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Automobiles  0.3%
Honda Motor (JPY)  34,800 394
Suzuki Motor (JPY)  64,800 773
Tesla (6) 11,126 1,981
Toyota Motor (JPY)  101,500 2,211
5,359
Broadline Retail  1.0%
Alibaba Group Holding, ADR  3,242 254
Amazon.com (6) 100,510 17,734
Etsy (6) 2,000 127
Next (GBP)  9,593 1,149
Ollie's Bargain Outlet Holdings (6) 2,518 207
Savers Value Village (6) 5,279 72
19,543
Diversified Consumer Services  0.1%
Bright Horizons Family Solutions (6) 3,586 377
Duolingo (6) 942 180
Service Corp. International  3,063 220
Strategic Education  2,989 339
1,116
Hotels, Restaurants & Leisure  0.7%
Amadeus IT Group (EUR)  14,793 1,056
BJ's Restaurants (6) 5,675 199
Booking Holdings  872 3,293
Cava Group (6) 2,292 212
Chipotle Mexican Grill (6) 509 1,593
Compass Group (GBP)  57,873 1,625
DoorDash, Class A (6) 3,349 369
Dutch Bros, Class A (6) 7,565 268
Hilton Worldwide Holdings  7,952 1,595
McDonald's  9,278 2,402
Norwegian Cruise Line Holdings (6) 23,330 387
Papa John's International  4,756 221
Red Rock Resorts, Class A  3,626 186
Shake Shack, Class A (6) 2,135 202
Wyndham Hotels & Resorts  3,453 244
13,852
Household Durables  0.2%
Installed Building Products  910 193
Panasonic Holdings (JPY)  86,700 766
Persimmon (GBP)  30,625 572
Skyline Champion (6) 4,374 304

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sony Group (JPY)  17,100 1,404
3,239
Specialty Retail  0.6%
AutoZone (6) 327 906
Burlington Stores (6) 1,036 249
Caleres  5,245 182
Carvana (6) 9,664 966
Five Below (6) 809 112
Floor & Decor Holdings, Class A (6) 814 95
Home Depot  2,092 700
Kingfisher (GBP)  347,314 1,176
Leslie's (6) 16,177 92
O'Reilly Automotive (6) 1,034 996
RH (6) 754 205
Ross Stores  5,795 810
TJX  18,989 1,958
Tractor Supply  6,204 1,770
Warby Parker, Class A (6) 9,628 170
10,387
Textiles, Apparel & Luxury Goods  0.2%
Cie Financiere Richemont (CHF)  6,838 1,100
Kering (EUR)  1,820 629
Lululemon Athletica (6) 924 288
Moncler (EUR)  13,955 931
NIKE, Class B  3,066 292
Samsonite International (HKD) (6) 145,200 462
Skechers USA, Class A (6) 3,349 239
3,941
Total Consumer Discretionary 61,090
CONSUMER STAPLES  2.2%
Beverages  0.5%
Boston Beer, Class A (6) 1,004 315
Coca-Cola  64,259 4,044
Coca-Cola Consolidated  7 7
Diageo (GBP)  33,049 1,113
Heineken (EUR)  12,632 1,267
Keurig Dr Pepper  51,260 1,756
Kirin Holdings (JPY)  27,600 381
8,883
Consumer Staples Distribution & Retail  0.4%
Dollar General  5,909 809

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dollar Tree (6) 6,800 802
Seven & i Holdings (JPY)  88,100 1,137
Target  6,543 1,022
Walmart  56,364 3,707
Welcia Holdings (JPY)  13,000 179
7,656
Food Products  0.4%
Barry Callebaut (CHF)  342 595
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $99 (6)(7)(8) 5,395 20
Mondelez International, Class A  14,528 996
Nestle (CHF)  38,976 4,137
Post Holdings (6) 2,847 303
Simply Good Foods (6) 6,502 250
Utz Brands  11,770 218
Wilmar International (SGD)  318,100 730
7,249
Household Products  0.4%
Colgate-Palmolive  42,528 3,954
Procter & Gamble  27,034 4,448
8,402
Personal Care Products  0.5%
BellRing Brands (6) 9,223 536
Kenvue  192,845 3,722
L'Oreal (EUR)  3,014 1,488
Puig Brands, Class B (EUR) (6) 15,277 431
Unilever (GBP)  54,296 2,973
9,150
Total Consumer Staples 41,340
ENERGY  1.9%
Energy Equipment & Services  0.5%
Cactus, Class A  4,000 205
ChampionX  5,291 172
Expro Group Holdings (6) 12,068 265
Halliburton  118,439 4,347
Liberty Energy  8,422 208
Noble  2,768 129
Schlumberger  81,062 3,720
TechnipFMC  15,936 417
Weatherford International (6) 3,438 414
9,877

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Oil, Gas & Consumable Fuels  1.4%
Antero Resources (6) 9,497 338
Chesapeake Energy  12,666 1,152
Chevron  5,607 910
ConocoPhillips  31,648 3,686
Diamondback Energy  12,543 2,499
DT Midstream  3,764 252
EQT  88,530 3,638
Equinor (NOK)  72,998 2,119
Exxon Mobil  15,217 1,784
Hess  1,500 231
Kimbell Royalty Partners  7,042 118
Kinder Morgan  26,389 514
Magnolia Oil & Gas, Class A  13,644 354
Matador Resources  2,925 186
Phillips 66  2,222 316
Range Resources  71,019 2,621
Shell, ADR  22,460 1,635
SM Energy  3,106 157
Southwestern Energy (6) 61,825 466
TotalEnergies (EUR)  36,730 2,691
Viper Energy  4,308 166
Williams  12,517 520
26,353
Total Energy 36,230
FINANCIALS  5.8%
Banks  1.8%
ANZ Group Holdings (AUD)  36,128 682
Banc of California  9,839 136
Bank of America  84,130 3,364
BankUnited  2,139 61
Blue Foundry Bancorp (6) 4,222 39
BNP Paribas (EUR)  13,521 998
Cadence Bank  8,894 254
Capitol Federal Financial  21,052 109
Citigroup  24,931 1,553
Columbia Banking System  12,249 236
CRB Group, Acquisition Date: 4/14/22, Cost $21 (6)(7)(8) 199 15
CrossFirst Bankshares (6) 9,665 127
DBS Group Holdings (SGD)  30,763 820
Dime Community Bancshares  5,463 101
DNB Bank (NOK)  89,993 1,762

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19 - 4/5/24, Cost $28 (6)(7)(8) 2,772 49
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $12 (6)(7)(8) 1,185 21
East West Bancorp  10,226 759
Eastern Bankshares  11,157 153
Equity Bancshares, Class A  4,139 139
FB Financial  6,134 227
First Bancshares  5,809 147
Five Star Bancorp  6,033 138
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $41 (6)(7)(8) 4,129 12
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (6)(7)(8) 803 —
HarborOne Bancorp  6,147 64
HDFC Bank (INR)  44,224 809
Home BancShares  7,020 165
ING Groep (EUR)  130,895 2,338
Intesa Sanpaolo (EUR)  295,029 1,162
JPMorgan Chase  38,550 7,811
Kearny Financial  8,582 49
Live Oak Bancshares  7,132 246
Mitsubishi UFJ Financial Group (JPY)  124,800 1,326
National Bank of Canada (CAD)  19,060 1,629
Origin Bancorp  5,242 164
Pacific Premier Bancorp  6,153 137
Pinnacle Financial Partners  4,047 322
PNC Financial Services Group  1,913 301
Popular  2,273 202
Prosperity Bancshares  3,687 230
SouthState  4,475 346
Standard Chartered (GBP)  89,516 892
Sumitomo Mitsui Trust Holdings (JPY)  22,178 516
Svenska Handelsbanken, Class A (SEK)  106,661 1,004
Texas Capital Bancshares (6) 3,232 195
United Overseas Bank (SGD)  53,000 1,209
Wells Fargo  17,655 1,058
Western Alliance Bancorp  3,879 245
34,322
Capital Markets  0.8%
Bridgepoint Group (GBP)  122,806 358
Brookfield (CAD)  22,448 977
Cboe Global Markets  2,812 486

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Charles Schwab  34,983 2,564
CME Group  4,277 868
CVC Capital Partners (EUR) (6) 27,564 533
Goldman Sachs Group  7,486 3,418
Julius Baer Group (CHF)  15,677 942
LPL Financial Holdings  5,112 1,463
Macquarie Group (AUD)  5,905 754
Morgan Stanley  6,357 622
MSCI  217 107
Onex (CAD)  2,608 185
S&P Global  1,549 662
StepStone Group, Class A  5,202 223
Stifel Financial  2,471 200
TMX Group (CAD)  8,906 239
14,601
Consumer Finance  0.2%
American Express  13,904 3,337
Encore Capital Group (6) 3,334 147
PRA Group (6) 3,314 72
3,556
Financial Services  1.3%
Adyen (EUR) (6) 500 648
ANT Group, Acquisition Date: 8/14/23, Cost $174 (6)(7)(8) 174,121 176
Berkshire Hathaway, Class B (6) 13,086 5,423
Challenger (AUD)  56,011 242
Corebridge Financial  20,471 597
Corpay (6) 2,103 563
Fiserv (6) 22,499 3,369
Mastercard, Class A  7,580 3,389
Mitsubishi HC Capital (JPY)  70,400 467
PennyMac Financial Services  6,483 588
Toast, Class A (6) 7,400 179
Visa, Class A  32,051 8,733
24,374
Insurance  1.7%
AIA Group (HKD)  133,000 1,033
Allstate  16,012 2,682
Assurant  2,544 441
AXA (EUR)  69,976 2,527
Axis Capital Holdings  2,735 202
Bowhead Specialty Holdings (6) 1,075 29
Chubb  7,589 2,055

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Definity Financial (CAD)  12,714 403
First American Financial  3,612 201
Goosehead Insurance, Class A (6) 3,123 201
Hanover Insurance Group  2,600 343
Hartford Financial Services Group  1,531 158
Mandatum (EUR)  23,567 106
Marsh & McLennan  10,488 2,177
MetLife  42,964 3,109
Munich Re (EUR)  5,746 2,866
Oscar Health, Class A (6) 17,149 342
Progressive  12,577 2,656
RLI  1,261 184
Sampo, Class A (EUR)  27,976 1,198
Selective Insurance Group  5,497 537
Storebrand (NOK)  95,229 1,032
Sun Life Financial (CAD) (5) 22,188 1,112
Tokio Marine Holdings (JPY)  53,700 1,860
Travelers  11,551 2,492
White Mountains Insurance Group  137 248
Zurich Insurance Group (CHF)  2,894 1,523
31,717
Total Financials 108,570
HEALTH CARE  4.8%
Biotechnology  0.4%
AbbVie  8,636 1,392
Apellis Pharmaceuticals (6) 2,312 91
Arcellx (6) 2,581 134
Argenx, ADR (6) 2,714 1,007
Arrowhead Pharmaceuticals (6) 5,623 129
Ascendis Pharma, ADR (6) 435 59
Black Diamond Therapeutics (6) 13,670 65
Blueprint Medicines (6) 1,961 207
Bridgebio Pharma (6) 3,664 103
Cabaletta Bio (6) 4,706 48
CG oncology (6) 1,273 41
Crinetics Pharmaceuticals (6) 3,999 178
CRISPR Therapeutics (6) 1,253 67
Cytokinetics (6) 6,543 317
Genmab (DKK) (6) 1,835 518
HilleVax (6) 5,617 68
Immatics (6) 11,247 124
Immunocore Holdings, ADR (6) 1,951 96
Immunovant (6) 3,799 96

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Insmed (6) 4,727 260
Ionis Pharmaceuticals (6) 4,892 184
Merus (6) 1,500 80
MoonLake Immunotherapeutics (6) 1,422 58
Nurix Therapeutics (6) 3,489 55
Prime Medicine (6) 5,544 36
Sana Biotechnology (6) 4,811 36
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $— (6)(8) 740 3
Syndax Pharmaceuticals (6) 1,498 29
Tango Therapeutics (6) 6,140 43
Vaxcyte (6) 4,750 334
Vertex Pharmaceuticals (6) 2,533 1,153
Verve Therapeutics (6) 5,572 29
Xenon Pharmaceuticals (6) 2,115 81
Zentalis Pharmaceuticals (6) 5,038 60
7,181
Health Care Equipment & Supplies  0.6%
Alcon (CHF)  8,069 725
Align Technology (6) 244 63
Elekta, Class B (SEK)  68,938 567
EssilorLuxottica (EUR)  4,485 1,006
GE HealthCare Technologies  8,623 673
Haemonetics (6) 2,849 240
Hologic (6) 6,991 516
Intuitive Surgical (6) 5,454 2,193
Koninklijke Philips (EUR) (6) 40,949 1,118
Masimo (6) 3,622 451
Neogen (6) 16,683 219
Novocure (6) 3,201 70
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $114 (6)(7)
(8) 30,352 12
Penumbra (6) 646 122
PROCEPT BioRobotics (6) 4,243 282
QuidelOrtho (6) 4,745 210
Siemens Healthineers (EUR)  22,968 1,340
Stryker  2,372 809
Teleflex  600 125
10,741
Health Care Providers & Services  1.4%
Alignment Healthcare (6) 18,429 145
Cencora  17,717 4,014
Cigna Group  3,395 1,170

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Elevance Health  12,319 6,634
Fresenius (EUR) (6) 24,533 783
HCA Healthcare  2,678 910
Humana  1,646 589
Molina Healthcare (6) 4,958 1,560
NeoGenomics (6) 20,826 286
Privia Health Group (6) 14,214 247
RadNet (6) 1,577 92
Tenet Healthcare (6) 10,761 1,455
U.S. Physical Therapy  2,055 211
UnitedHealth Group  18,403 9,116
27,212
Health Care Technology  0.0%
Certara (6) 10,571 179
179
Life Sciences Tools & Services  0.6%
10X Genomics, Class A (6) 6,625 149
Agilent Technologies  8,366 1,091
Azenta (6) 955 48
Bruker  5,539 363
Danaher  8,118 2,085
Evotec (EUR) (5)(6) 19,479 185
Repligen (6) 1,316 196
Revvity  9,400 1,027
Sotera Health (6) 11,645 130
Stevanato Group  10,368 211
Thermo Fisher Scientific  10,811 6,140
11,625
Pharmaceuticals  1.8%
Astellas Pharma (JPY)  106,800 1,049
AstraZeneca, ADR  72,233 5,636
Bayer (EUR)  18,996 584
Bristol-Myers Squibb  6,953 286
Elanco Animal Health (6) 15,453 273
Eli Lilly  8,837 7,249
EyePoint Pharmaceuticals (6) 2,364 25
GSK, ADR  10,503 470
Johnson & Johnson  22,948 3,366
Merck  29,416 3,693
Neumora Therapeutics (6) 6,508 64
Novartis (CHF)  22,211 2,299
Novo Nordisk, Class B (DKK)  21,715 2,942

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Otsuka Holdings (JPY)  10,100 417
Roche Holding (CHF)  7,525 1,921
Sanofi (EUR)  22,946 2,247
Shionogi (JPY)  8,500 383
Structure Therapeutics, ADR (6) 1,725 59
Zoetis  3,696 627
33,590
Total Health Care 90,528
INDUSTRIALS & BUSINESS SERVICES  4.4%
Aerospace & Defense  0.6%
Boeing (6) 4,100 728
Cadre Holdings  2,722 89
General Dynamics  11,308 3,390
General Electric  14,486 2,392
L3Harris Technologies  6,123 1,377
Leonardo DRS (6) 11,005 259
Loar Holdings (6) 1,067 61
Melrose Industries (GBP)  151,513 1,199
Safran (EUR)  6,699 1,569
TransDigm Group  322 433
11,497
Air Freight & Logistics  0.0%
FedEx  3,500 889
889
Building Products  0.1%
AAON  4,330 325
AZZ  6,754 566
CSW Industrials  1,186 302
Zurn Elkay Water Solutions  6,215 195
1,388
Commercial Services & Supplies  0.3%
Casella Waste Systems, Class A (6) 2,741 276
Cintas  407 276
Element Fleet Management (CAD)  81,214 1,443
Rentokil Initial (GBP)  47,503 253
Republic Services  9,376 1,736
Stericycle (6) 5,048 260
Tetra Tech  957 201
Veralto  1,189 117
VSE  2,854 234
4,796

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Construction & Engineering  0.1%
API Group (6) 5,312 189
Arcosa  2,524 222
WillScot Mobile Mini Holdings (6) 7,017 277
Worley (AUD)  76,249 744
1,432
Electrical Equipment  0.7%
ABB (CHF)  39,128 2,157
AMETEK  15,714 2,665
GE Vernova (6) 6,803 1,197
Legrand (EUR)  12,325 1,338
Mitsubishi Electric (JPY)  92,800 1,613
Prysmian (EUR)  26,392 1,736
Rockwell Automation  6,000 1,545
Thermon Group Holdings (6) 7,203 243
12,494
Ground Transportation  0.5%
Central Japan Railway (JPY)  19,100 426
CSX  114,835 3,876
Landstar System  1,078 196
Norfolk Southern  3,603 810
Old Dominion Freight Line  11,033 1,934
Saia (6) 1,171 479
Union Pacific  7,041 1,639
9,360
Industrial Conglomerates  0.5%
DCC (GBP)  10,006 731
Honeywell International  11,358 2,296
Roper Technologies  1,716 914
Siemens (EUR)  27,205 5,244
9,185
Machinery  1.0%
Crane  1,813 270
Cummins  12,470 3,513
Deere  4,212 1,579
Dover  8,658 1,592
Enerpac Tool Group  6,597 259
Enpro  1,920 294
Esab  4,865 500
ESCO Technologies  1,829 200
Federal Signal  5,601 516
Graco  2,456 198

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
IDEX  5,755 1,201
Ingersoll Rand  12,923 1,203
John Bean Technologies  2,093 200
KION Group (EUR)  11,928 564
Mueller Water Products, Class A  13,475 250
RBC Bearings (6) 1,884 556
Sandvik (SEK)  46,051 1,017
SMC (JPY)  800 404
Spirax-Sarco Engineering (GBP)  1,305 149
SPX Technologies (6) 3,681 513
THK (JPY)  19,200 372
Toro  2,079 167
Westinghouse Air Brake Technologies  22,066 3,734
19,251
Professional Services  0.3%
Booz Allen Hamilton Holding  9,039 1,376
Broadridge Financial Solutions  5,937 1,192
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $36 (6)(7)(8) 4,755 21
NV5 Global (6) 1,291 121
Parsons (6) 5,951 453
Paycor HCM (6) 14,326 177
Paylocity Holding (6) 1,145 163
Recruit Holdings (JPY)  22,200 1,121
TechnoPro Holdings (JPY)  29,500 491
Teleperformance (EUR)  4,208 481
Verra Mobility (6) 11,398 304
5,900
Trading Companies & Distributors  0.3%
Ashtead Group (GBP)  9,524 698
Beacon Roofing Supply (6) 4,171 405
Bunzl (GBP)  22,576 849
Ferguson  3,372 694
FTAI Aviation  3,760 317
GMS (6) 2,200 207
Mitsubishi (JPY)  39,200 827
MSC Industrial Direct, Class A  1,583 136
Rush Enterprises, Class A  3,886 175
SiteOne Landscape Supply (6) 3,024 468
Sumitomo (JPY)  46,800 1,218
Transcat (6) 467 59
6,053
Total Industrials & Business Services 82,245

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY  8.0%
Communications Equipment  0.0%
Telefonaktiebolaget LM Ericsson, Class B (SEK) (5) 150,724 929
929
Electronic Equipment, Instruments & Components  0.7%
Amphenol, Class A  22,078 2,922
Cognex  2,466 112
CTS  5,018 266
Hamamatsu Photonics (JPY)  14,100 417
Insight Enterprises (6) 1,641 321
Keysight Technologies (6) 16,584 2,297
Largan Precision (TWD)  4,000 283
Mirion Technologies (6) 39,231 426
Murata Manufacturing (JPY)  41,500 785
Napco Security Technologies  4,719 234
Novanta (6) 1,223 198
Omron (JPY)  8,100 265
PAR Technology (6) 13,839 617
PAR Technology PIPE, Acquisition Date: 3/8/24, Cost $72 (6)(8) 1,869 83
TE Connectivity  23,546 3,525
Teledyne Technologies (6) 1,115 443
Vontier  4,811 192
13,386
IT Services  0.2%
Accenture, Class A  3,417 965
ASGN (6) 1,224 115
MongoDB (6) 1,766 417
NTT Data Group (JPY)  98,100 1,508
ServiceTitan, Acquisition Date: 11/9/18 - 5/4/21, Cost $9 (6)(7)
(8) 198 16
Shopify, Class A (6) 11,636 688
Snowflake, Class A (6) 1,397 190
Themis Solutions, Acquisition Date: 4/14/21, Cost $21 (6)(7)(8) 960 33
3,932
Semiconductors & Semiconductor Equipment  3.6%
Advanced Micro Devices (6) 5,801 968
Allegro MicroSystems (6) 6,081 183
Analog Devices  14,008 3,285
Applied Materials  13,013 2,799
ASML Holding (EUR)  3,748 3,586
ASML Holding  1,879 1,804
Astera Labs (6) 442 29

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Broadcom  1,900 2,524
Entegris  2,212 279
Intel  35,908 1,108
KLA  2,760 2,096
Lam Research  998 931
Lattice Semiconductor (6) 6,914 513
MACOM Technology Solutions Holdings (6) 4,195 424
Micron Technology  22,592 2,824
Monolithic Power Systems  1,189 875
NVIDIA  24,545 26,909
NXP Semiconductors  15,592 4,243
Onto Innovation (6) 2,743 594
Power Integrations  4,067 309
QUALCOMM  10,603 2,164
Renesas Electronics (JPY)  35,000 645
Taiwan Semiconductor Manufacturing (TWD)  150,719 3,860
Taiwan Semiconductor Manufacturing, ADR  4,039 610
Texas Instruments  13,741 2,680
Tokyo Electron (JPY)  6,400 1,359
67,601
Software  2.4%
Adobe (6) 2,646 1,177
Agilysys (6) 1,768 169
Altair Engineering, Class A (6) 3,365 294
Amplitude, Class A (6) 23,325 208
Appfolio, Class A (6) 866 198
Atlassian, Class A (6) 1,968 309
Aurora Innovation (6) 37,926 91
BILL Holdings (6) 3,233 168
Braze, Class A (6) 6,246 235
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $283 (6)(7)
(8) 166 177
CCC Intelligent Solutions Holdings (6) 19,819 222
Confluent, Class A (6) 6,067 158
Crowdstrike Holdings, Class A (6) 1,088 341
Datadog, Class A (6) 2,092 230
Descartes Systems Group (6) 4,626 427
DoubleVerify Holdings (6) 13,178 240
Envestnet (6) 4,092 268
Fortinet (6) 17,224 1,022
Gusto, Acquisition Date: 10/4/21, Cost $90 (6)(7)(8) 3,136 58
Intapp (6) 8,901 320
Intuit  2,345 1,352

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
JFrog (6) 6,165 198
Manhattan Associates (6) 640 140
Microsoft  74,686 31,004
SAP (EUR)  11,048 2,015
ServiceNow (6) 4,244 2,788
Socure, Acquisition Date: 12/22/21, Cost $16 (6)(7)(8) 1,018 6
Synopsys (6) 2,909 1,631
Varonis Systems (6) 4,421 190
Workiva (6) 4,401 339
45,975
Technology Hardware, Storage & Peripherals  1.1%
Apple  98,355 18,909
Samsung Electronics (KRW)  38,524 2,041
20,950
Total Information Technology 152,773
MATERIALS  1.5%
Chemicals  0.6%
Air Liquide (EUR)  7,257 1,429
Akzo Nobel (EUR)  10,426 731
Asahi Kasei (JPY)  73,900 482
BASF (EUR)  13,537 716
Covestro (EUR) (6) 14,002 754
Element Solutions  20,401 490
HB Fuller  2,957 235
Johnson Matthey (GBP)  26,855 604
Linde  7,590 3,306
Mosaic  16,700 517
Nutrien  4,545 266
Sherwin-Williams  1,865 567
Umicore (EUR)  21,924 434
10,531
Construction Materials  0.1%
Martin Marietta Materials  3,041 1,740
1,740
Containers & Packaging  0.2%
Amcor, CDI (AUD)  27,464 272
International Paper  64,771 2,920
Sealed Air  5,675 221
3,413
Metals & Mining  0.5%
Antofagasta (GBP)  43,518 1,234

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BHP Group (AUD)  22,205 661
BHP Group (GBP) (5) 32,213 962
Constellium (6) 21,223 460
ERO Copper (CAD) (6) 12,899 275
Franco-Nevada  4,690 581
Freeport-McMoRan  22,247 1,173
IGO (AUD)  85,457 400
Pilbara Minerals (AUD)  236,605 602
Royal Gold  1,794 230
South32 (AUD)  218,661 579
Southern Copper  14,948 1,773
Wheaton Precious Metals  12,647 697
9,627
Paper & Forest Products  0.1%
Louisiana-Pacific  2,684 246
Stora Enso, Class R (EUR)  50,317 737
West Fraser Timber (CAD)  2,521 202
1,185
Total Materials 26,496
REAL ESTATE  0.5%
Health Care Real Estate Investment Trusts  0.0%
Healthcare Realty Trust, REIT  11,679 189
189
Industrial Real Estate Investment Trusts  0.1%
EastGroup Properties, REIT  2,123 351
Prologis, REIT  3,803 420
Rexford Industrial Realty, REIT  4,541 206
Terreno Realty, REIT  5,707 323
1,300
Office Real Estate Investment Trusts  0.0%
Great Portland Estates (GBP)  62,800 278
Great Portland Estates, Rights, 6/11/24 (GBP) (6) 35,873 49
327
Real Estate Management & Development  0.1%
Colliers International Group  2,135 240
DigitalBridge Group  25,544 348
FirstService  2,991 440
Mitsui Fudosan (JPY)  150,800 1,385
2,413
Residential Real Estate Investment Trusts  0.1%
Equity LifeStyle Properties, REIT  11,247 706

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Flagship Communities REIT  7,506 112
Independence Realty Trust, REIT  18,614 311
1,129
Retail Real Estate Investment Trusts  0.0%
Scentre Group (AUD)  433,108 914
914
Specialized Real Estate Investment Trusts  0.2%
CubeSmart, REIT  8,630 365
Public Storage, REIT  8,068 2,209
Weyerhaeuser, REIT  32,752 984
3,558
Total Real Estate 9,830
UTILITIES  0.6%
Electric Utilities  0.4%
Constellation Energy  16,672 3,622
IDACORP  2,087 199
NextEra Energy  17,120 1,370
OGE Energy  5,645 205
PNM Resources  7,240 278
Xcel Energy  17,033 944
6,618
Gas Utilities  0.0%
Beijing Enterprises Holdings (HKD)  73,000 257
Chesapeake Utilities  4,406 494
751
Independent Power & Renewable Electricity
Producers  0.0%
Electric Power Development (JPY)  34,200 575
Talen Energy (6) 1,747 201
776
Multi-Utilities  0.2%
Ameren  14,375 1,055
Engie (EUR)  111,848 1,895
National Grid (GBP)  89,443 1,013
National Grid, Rights, 6/12/24 (GBP) (6) 26,088 65
4,028
Water Utilities  0.0%
California Water Service Group  5,436 271

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Middlesex Water  1,918 103
374
Total Utilities 12,547
Total Miscellaneous Common Stocks  0.1%  (9) 1,349
Total Common Stocks (Cost $357,582) 667,707
CONVERTIBLE BONDS  0.0%
Kardium, 10.00%, 12/31/26, Acquisition Date: 5/31/24,
Cost $33 (6)(7)(8) 32,600 33
Total Convertible Bonds (Cost $33) 33
CONVERTIBLE PREFERRED STOCKS  0.1%
CONSUMER DISCRETIONARY  0.0%
Specialty Retail  0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $85 (6)(7)(8) 14,624 15
Total Consumer Discretionary 15
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $— (6)(7)(8) 14 —
Total Consumer Staples —
FINANCIALS  0.0%
Banks  0.0%
CRB Group, Series D, Acquisition Date: 1/28/22, Cost $73 (6)
(7)(8) 699 51
Total Financials 51
HEALTH CARE  0.0%
Biotechnology  0.0%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $41 (6)(7)(8) 14,745 54
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $63 (6)(7)(8) 7,833 28
82
Health Care Equipment & Supplies  0.0%
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $45 (6)(7)
(8) 44,249 38
38

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Providers & Services  0.0%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $84 (6)(7)(8) 34,928 60
60
Life Sciences Tools & Services  0.0%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $41 (6)(7)(8) 3,497 31
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $47 (6)(7)(8) 5,249 10
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $61 (6)(7)(8) 4,451 270
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $92 (6)(7)(8) 2,075 126
437
Total Health Care 617
INDUSTRIALS & BUSINESS SERVICES  0.0%
Aerospace & Defense  0.0%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $47 (6)(7)(8) 1,042 36
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $93 (6)(7)(8) 16,618 81
117
Air Freight & Logistics  0.0%
Flexe, Series C, Acquisition Date: 11/18/20, Cost $44 (6)(7)(8) 3,599 23
Flexe, Series D, Acquisition Date: 4/7/22, Cost $24 (6)(7)(8) 1,206 8
31
Electrical Equipment  0.0%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $46 (6)(7)
(8) 2,189 6
6
Professional Services  0.0%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $32 (6)(7)(8) 6,984 30
Checkr, Series D, Acquisition Date: 9/6/19, Cost $99 (6)(7)(8) 9,798 42
72
Total Industrials & Business Services 226
INFORMATION TECHNOLOGY  0.1%
IT Services  0.0%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $36 (6)(7)(8) 2,473 17
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $15 (6)(7)
(8) 777 6
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost $— (6)
(7)(8) 3 —

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ServiceTitan, Series D, Acquisition Date: 11/9/18, Cost $40 (6)
(7)(8) 1,534 121
ServiceTitan, Series F, Acquisition Date: 3/25/21, Cost $8 (6)
(7)(8) 75 6
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $5 (6)(7)(8) 220 7
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $— (6)(7)(8) 20 1
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $1 (6)(7)(8) 20 1
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $61 (6)(7)(8) 2,730 93
252
Software  0.1%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $17 (6)(7)(8) 10 11
Databricks, Series G, Acquisition Date: 2/1/21, Cost $94 (6)(7)
(8) 1,581 116
Databricks, Series H, Acquisition Date: 8/31/21, Cost $261 (6)
(7)(8) 3,552 261
Databricks, Series I, Acquisition Date: 9/14/23, Cost $29 (6)(7)
(8) 401 29
Gusto, Series E, Acquisition Date: 7/13/21, Cost $132 (6)(7)(8) 4,351 81
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $102 (6)(7)(8) 7,799 32
Nuro, Series D, Acquisition Date: 10/29/21, Cost $44 (6)(7)(8) 2,102 8
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $43 (6)(7)(8) 8,514 45
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $59 (6)(7)(8) 9,270 53
Seismic Software, Series F, Acquisition Date: 9/25/20,
Cost $6 (6)(7)(8) 705 4
Socure, Series A, Acquisition Date: 12/22/21, Cost $20 (6)(7)(8) 1,237 8
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $16 (6)(7)
(8) 1,015 6
Socure, Series B, Acquisition Date: 12/22/21, Cost $— (6)(7)(8) 18 —
Socure, Series E, Acquisition Date: 10/27/21, Cost $38 (6)(7)(8) 2,353 15
669
Total Information Technology 921
MATERIALS  0.0%
Chemicals  0.0%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $56 (6)(7)(8) 1,182 56

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $79 (6)(7)(8) 1,910 39
95
Metals & Mining  0.0%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $48 (6)(7)(8) 1,739 128
128
Total Materials 223
Total Convertible Preferred Stocks (Cost $2,227) 2,053
CORPORATE BONDS  5.1%
AbbVie, 4.05%, 11/21/39  260,000 225
AbbVie, 4.50%, 5/14/35  527,000 495
AbbVie, 5.05%, 3/15/34  585,000 578
AerCap Ireland Capital, 3.30%, 1/30/32  680,000 580
AerCap Ireland Capital, 5.10%, 1/19/29  195,000 191
AGCO, 5.80%, 3/21/34  95,000 95
Alexandria Real Estate Equities, 5.25%, 5/15/36  65,000 62
American Electric Power, 5.20%, 1/15/29  300,000 298
American Tower, 5.20%, 2/15/29  155,000 154
American Tower, 5.45%, 2/15/34  455,000 450
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49  600,000 599
Aon, 2.80%, 5/15/30  145,000 126
Astrazeneca Finance, 5.00%, 2/26/34  580,000 573
AT&T, 3.50%, 9/15/53  279,000 188
Athene Global Funding, 5.684%, 2/23/26 (1) 585,000 583
Atlassian, 5.25%, 5/15/29  115,000 114
Autostrade per l'Italia, 2.00%, 1/15/30 (EUR)  435,000 421
BAE Systems, 5.30%, 3/26/34 (1) 250,000 246
Baltimore Gas & Electric, 5.40%, 6/1/53  200,000 192
Banco Bilbao Vizcaya Argentaria, VR, 6.033%, 3/13/35 (10) 600,000 601
Bank of America, VR, 1.898%, 7/23/31 (10) 2,235,000 1,820
Bank of America, VR, 5.819%, 9/15/29 (10) 616,000 624
Bank of New York Mellon, VR, 5.188%, 3/14/35 (10) 350,000 343
Bank of New York Mellon, VR, 6.474%, 10/25/34 (10) 460,000 495
Barclays, VR, 2.852%, 5/7/26 (10) 278,000 271
Barclays, VR, 5.501%, 8/9/28 (10) 225,000 224
Barclays, VR, 5.69%, 3/12/30 (10) 325,000 325
Barclays, VR, 6.692%, 9/13/34 (5)(10) 645,000 683
BAT Capital, 2.259%, 3/25/28  140,000 125
BAT Capital, 6.00%, 2/20/34  225,000 228
BAT Capital, 6.343%, 8/2/30  80,000 84
BAT Capital, 7.079%, 8/2/43  205,000 218

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BAT Capital, 7.081%, 8/2/53  490,000 528
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 425,000 434
Bayer U.S. Finance II, 4.25%, 12/15/25 (1) 210,000 205
Becton Dickinson & Company, 2.823%, 5/20/30  250,000 219
Bimbo Bakeries USA, 5.375%, 1/9/36 (1) 200,000 193
Bimbo Bakeries USA, 6.40%, 1/15/34 (1) 200,000 211
BNP Paribas, VR, 5.738%, 2/20/35 (1)(10) 525,000 521
Boardwalk Pipelines, 3.40%, 2/15/31  330,000 287
Boeing, 3.25%, 2/1/28  90,000 82
Boeing, 3.75%, 2/1/50  117,000 76
Boeing, 5.04%, 5/1/27  600,000 586
Boeing, 6.388%, 5/1/31 (1) 195,000 197
Boeing, 6.528%, 5/1/34 (1) 450,000 456
Boeing, 6.858%, 5/1/54 (1) 150,000 152
Booz Allen Hamilton, 5.95%, 8/4/33  180,000 185
Boston Gas, 6.119%, 7/20/53 (1) 145,000 143
Bristol-Myers Squibb, 5.55%, 2/22/54  185,000 182
Bristol-Myers Squibb, 5.65%, 2/22/64  245,000 240
Bristol-Myers Squibb, 6.25%, 11/15/53  282,000 302
Brixmor Operating Partnership, 4.05%, 7/1/30  192,000 176
Brixmor Operating Partnership, 4.125%, 5/15/29  1,053,000 987
Broadcom, 2.60%, 2/15/33 (1) 305,000 243
Broadcom, 3.419%, 4/15/33 (1) 421,000 359
CaixaBank, VR, 6.037%, 6/15/35 (1)(10) 455,000 454
CaixaBank, VR, 6.208%, 1/18/29 (1)(10) 505,000 512
CaixaBank, VR, 6.684%, 9/13/27 (1)(10) 400,000 407
CaixaBank, VR, 6.84%, 9/13/34 (1)(10) 235,000 249
Capital One Financial, 3.75%, 3/9/27  85,000 81
Capital One Financial, VR, 2.359%, 7/29/32 (10) 246,000 192
Capital One Financial, VR, 5.468%, 2/1/29 (10) 890,000 882
Capital One Financial, VR, 6.051%, 2/1/35 (10) 235,000 236
Capital One Financial, VR, 7.624%, 10/30/31 (10) 75,000 82
Carvana, 12.00%, 12/1/28, (12.00% PIK) (1)(11) 93,865 98
Carvana, 13.00%, 6/1/30, (13.00% PIK) (1)(11) 141,936 146
Carvana, 14.00%, 6/1/31, (14.00% PIK) (1)(11) 169,141 178
Cellnex Finance, 2.00%, 2/15/33 (EUR)  200,000 183
Cellnex Telecom, 1.75%, 10/23/30 (EUR)  400,000 379
Centene, 2.50%, 3/1/31  505,000 412
Centene, 2.625%, 8/1/31  805,000 653
Centene, 4.25%, 12/15/27  85,000 81
Centene, 4.625%, 12/15/29  399,000 374
Charter Communications Operating, 2.80%, 4/1/31  470,000 383
Charter Communications Operating, 3.75%, 2/15/28  225,000 208

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Charter Communications Operating, 5.25%, 4/1/53  510,000 402
Charter Communications Operating, 6.484%, 10/23/45  110,000 101
Charter Communications Operating, 6.65%, 2/1/34  500,000 506
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27  220,000 218
Cheniere Energy, 4.625%, 10/15/28  170,000 164
Cheniere Energy, 5.65%, 4/15/34 (1) 380,000 377
Cheniere Energy Partners, 4.50%, 10/1/29  102,000 97
Cheniere Energy Partners, 5.75%, 8/15/34 (1) 575,000 570
Cheniere Energy Partners, 5.95%, 6/30/33  301,000 303
Citigroup, 4.45%, 9/29/27  125,000 121
Citigroup, VR, 5.827%, 2/13/35 (10) 1,470,000 1,456
CNO Financial Group, 5.25%, 5/30/25  187,000 186
Columbia Pipelines Holding, 5.681%, 1/15/34 (1) 420,000 411
Comcast, 3.25%, 11/1/39  360,000 274
Continental Resources, 4.375%, 1/15/28  85,000 81
Corebridge Financial, 3.85%, 4/5/29  90,000 84
Corebridge Financial, 3.90%, 4/5/32  430,000 384
Corebridge Global Funding, 5.20%, 1/12/29 (1) 80,000 79
Crown Castle, 2.25%, 1/15/31  195,000 160
Crown Castle, 4.80%, 9/1/28  85,000 83
Crown Castle, 5.60%, 6/1/29  330,000 332
Crown Castle, 5.80%, 3/1/34  210,000 211
Crown Castle Towers, 3.663%, 5/15/25 (1) 695,000 680
CVS Health, 5.05%, 3/25/48  729,000 629
CVS Health, 5.625%, 2/21/53  440,000 409
CVS Health, 5.875%, 6/1/53  235,000 226
Daimler Truck Finance North America, 5.375%, 1/18/34 (1) 150,000 148
Danske Bank, VR, 3.244%, 12/20/25 (1)(10) 685,000 675
Danske Bank, VR, 5.705%, 3/1/30 (1)(10) 310,000 310
Deutsche Bank, VR, 3.961%, 11/26/25 (10) 290,000 287
Diamondback Energy, 5.15%, 1/30/30  130,000 129
Diamondback Energy, 5.40%, 4/18/34  590,000 580
Diamondback Energy, 5.75%, 4/18/54  205,000 197
Diamondback Energy, 5.90%, 4/18/64  250,000 241
Diamondback Energy, 6.25%, 3/15/53  205,000 211
Dollar General, 5.45%, 7/5/33  35,000 35
DTE Energy, 4.875%, 6/1/28  80,000 79
DTE Energy, 5.10%, 3/1/29  585,000 577
Duke Energy, 6.10%, 9/15/53  254,000 260
Edison International, 6.95%, 11/15/29  75,000 80
Elevance Health, 5.125%, 2/15/53  220,000 202
Eli Lilly, 4.70%, 2/9/34  585,000 568
Enbridge, 5.30%, 4/5/29  225,000 224

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Enbridge, 5.625%, 4/5/34  310,000 307
Enbridge, 6.20%, 11/15/30  130,000 136
Enbridge, 6.70%, 11/15/53  205,000 224
Energy Transfer, 2.90%, 5/15/25  175,000 170
Energy Transfer, 5.55%, 5/15/34  225,000 221
Energy Transfer, 5.95%, 5/15/54  150,000 144
Energy Transfer, 6.40%, 12/1/30  280,000 293
Energy Transfer, 6.55%, 12/1/33  135,000 142
Engie, 5.25%, 4/10/29 (1) 200,000 199
Engie, 5.625%, 4/10/34 (1) 200,000 200
Eni, 5.50%, 5/15/34 (1) 290,000 288
Eni, 5.95%, 5/15/54 (1) 360,000 357
Eversource Energy, 5.85%, 4/15/31  295,000 298
Eversource Energy, 5.95%, 7/15/34  560,000 562
Exelon, 5.45%, 3/15/34  220,000 218
Fifth Third Bancorp, 2.375%, 1/28/25  90,000 88
Fifth Third Bancorp, 2.55%, 5/5/27  50,000 46
Fifth Third Bancorp, 3.95%, 3/14/28  155,000 147
Fifth Third Bancorp, VR, 5.631%, 1/29/32 (10) 135,000 134
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (10) 310,000 317
FirstEnergy, 2.65%, 3/1/30  132,000 114
FirstEnergy, Series B, 2.25%, 9/1/30  65,000 54
FirstEnergy, Series C, 3.40%, 3/1/50  448,000 296
Fiserv, 4.20%, 10/1/28  85,000 81
Ford Motor, 9.625%, 4/22/30  70,000 81
Ford Motor Credit, 5.80%, 3/5/27  460,000 459
Ford Motor Credit, 6.798%, 11/7/28  200,000 206
Ford Motor Credit, 7.122%, 11/7/33  200,000 213
Freeport-McMoRan, 4.375%, 8/1/28  169,000 162
Freeport-McMoRan, 5.00%, 9/1/27  40,000 39
General Motors Financial, 5.55%, 7/15/29  290,000 289
General Motors Financial, 5.80%, 6/23/28  160,000 161
Georgia Power, 4.95%, 5/17/33  445,000 432
Georgia Power, 5.25%, 3/15/34  285,000 283
GLP Capital, 3.35%, 9/1/24  120,000 119
Goldman Sachs Group, VR, 3.615%, 3/15/28 (10) 515,000 491
Goldman Sachs Group, VR, 3.691%, 6/5/28 (10) 170,000 162
Goldman Sachs Group, VR, 4.482%, 8/23/28 (10) 760,000 740
HCA, 2.375%, 7/15/31  185,000 151
HCA, 3.50%, 9/1/30  462,000 412
Healthcare Realty Holdings, 2.05%, 3/15/31  190,000 146
Healthcare Realty Holdings, 3.625%, 1/15/28  575,000 528
Humana, 4.875%, 4/1/30  332,000 323

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Humana, 5.375%, 4/15/31  345,000 340
Humana, 5.75%, 4/15/54  140,000 135
Humana, 5.95%, 3/15/34  235,000 239
Huntington National Bank, VR, 5.699%, 11/18/25 (10) 250,000 249
Hyundai Capital America, 5.35%, 3/19/29 (1) 130,000 129
Hyundai Capital America, 5.40%, 1/8/31 (1) 80,000 79
Hyundai Capital America, 5.50%, 3/30/26 (1) 135,000 135
Hyundai Capital America, 6.50%, 1/16/29 (1) 170,000 176
Icon Investments Six, 5.849%, 5/8/29  200,000 202
Icon Investments Six, 6.00%, 5/8/34  200,000 204
Indianapolis Power & Light, 5.70%, 4/1/54 (1) 125,000 122
ING Groep, VR, 6.114%, 9/11/34 (10) 230,000 237
Ingersoll Rand, 5.314%, 6/15/31  185,000 185
Ingersoll Rand, 5.45%, 6/15/34  155,000 155
Ingersoll Rand, 5.70%, 6/15/54  130,000 131
Interpublic Group, 4.65%, 10/1/28  195,000 190
Invitation Homes Operating Partnership, 5.45%, 8/15/30  111,000 111
IPALCO Enterprises, 5.75%, 4/1/34 (1) 210,000 206
IQVIA, 6.25%, 2/1/29  340,000 347
Jackson Financial, 5.17%, 6/8/27  415,000 411
JPMorgan Chase, VR, 2.522%, 4/22/31 (10) 1,370,000 1,175
JPMorgan Chase, VR, 2.739%, 10/15/30 (10) 250,000 218
JPMorgan Chase, VR, 2.956%, 5/13/31 (10) 805,000 696
JPMorgan Chase, VR, 5.04%, 1/23/28 (10) 245,000 242
JPMorgan Chase, VR, 5.336%, 1/23/35 (10) 225,000 222
Las Vegas Sands, 3.50%, 8/18/26  210,000 199
Las Vegas Sands, 5.90%, 6/1/27  85,000 85
Lowe's, 4.25%, 4/1/52  117,000 92
Lowe's, 5.625%, 4/15/53  200,000 193
Lowe's, 5.75%, 7/1/53  150,000 148
Lseg U.S. Fin, 5.297%, 3/28/34 (1) 270,000 267
LSEGA Financing, 2.50%, 4/6/31 (1) 375,000 314
LSEGA Financing, 3.20%, 4/6/41 (1) 200,000 148
Mars, 4.75%, 4/20/33 (1) 420,000 405
Marsh & McLennan, 5.70%, 9/15/53  505,000 507
Mattel, 5.875%, 12/15/27 (1) 410,000 407
Meta Platforms, 5.60%, 5/15/53  580,000 586
Metropolitan Life Global Funding I, 5.15%, 3/28/33 (1) 240,000 235
Micron Technology, 5.327%, 2/6/29  226,000 226
Micron Technology, 6.75%, 11/1/29  290,000 307
MidAmerican Energy, 5.85%, 9/15/54  165,000 169
Morgan Stanley, VR, 5.123%, 2/1/29 (10) 1,095,000 1,086
Morgan Stanley, VR, 5.173%, 1/16/30 (10) 385,000 382

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Motorola Solutions, 5.00%, 4/15/29  150,000 148
Motorola Solutions, 5.40%, 4/15/34  180,000 178
Netflix, 4.625%, 5/15/29 (EUR)  655,000 738
NextEra Energy Capital Holdings, 2.44%, 1/15/32  251,000 205
Niagara Mohawk Power, 5.664%, 1/17/54 (1) 235,000 226
NiSource, 5.25%, 3/30/28  85,000 84
NRG Energy, 4.45%, 6/15/29 (1) 195,000 183
Occidental Petroleum, 6.125%, 1/1/31  349,000 356
Occidental Petroleum, 6.375%, 9/1/28  115,000 118
Occidental Petroleum, 6.625%, 9/1/30  75,000 78
Occidental Petroleum, 7.50%, 5/1/31  315,000 347
Occidental Petroleum, 8.875%, 7/15/30  960,000 1,096
ONEOK, 5.65%, 11/1/28  80,000 81
ONEOK, 5.80%, 11/1/30  240,000 244
ONEOK, 6.05%, 9/1/33  235,000 241
Oracle, 4.90%, 2/6/33  420,000 405
Ovintiv, 5.65%, 5/15/28  165,000 167
Owens Corning, 5.70%, 6/15/34  205,000 206
Owens Corning, 5.95%, 6/15/54  210,000 211
Pacific Gas & Electric, 2.10%, 8/1/27  156,000 140
Pacific Gas & Electric, 2.50%, 2/1/31  445,000 367
Pacific Gas & Electric, 4.55%, 7/1/30  490,000 463
Pacific Gas & Electric, 5.80%, 5/15/34  325,000 324
Pacific Gas & Electric, 5.90%, 6/15/32  150,000 151
Pacific Gas & Electric, 6.70%, 4/1/53  145,000 153
Pacific Gas & Electric, 6.75%, 1/15/53  330,000 348
Pacific Gas & Electric, 6.95%, 3/15/34  235,000 253
PacifiCorp, 5.30%, 2/15/31  350,000 347
Palomino Funding Trust I, 7.233%, 5/17/28 (1) 935,000 971
Pfizer Investment Enterprises, 5.30%, 5/19/53  275,000 263
Pfizer Investment Enterprises, 5.34%, 5/19/63  420,000 394
Philip Morris International, 5.125%, 2/15/30  285,000 283
PNC Financial Services Group, VR, 5.30%, 1/21/28 (10) 125,000 124
PNC Financial Services Group, VR, 6.875%, 10/20/34 (10) 315,000 341
Raizen Fuels Finance, 6.45%, 3/5/34 (1) 200,000 203
Raizen Fuels Finance, 6.95%, 3/5/54 (1) 200,000 202
Revvity, 1.90%, 9/15/28  350,000 303
Revvity, 2.25%, 9/15/31  190,000 154
Revvity, 3.30%, 9/15/29  215,000 194
Rogers Communications, 3.80%, 3/15/32  275,000 243
Rogers Communications, 4.35%, 5/1/49  35,000 28
Rogers Communications, 4.55%, 3/15/52  1,115,000 905
Rogers Communications, 5.00%, 2/15/29  469,000 460

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Rogers Communications, 5.30%, 2/15/34  525,000 510
Ross Stores, 1.875%, 4/15/31  480,000 389
Sabine Pass Liquefaction, 4.20%, 3/15/28  90,000 86
Santander Holdings USA, VR, 6.124%, 5/31/27 (10) 100,000 100
Santander Holdings USA, VR, 6.342%, 5/31/35 (10) 495,000 496
Santander UK Group Holdings, VR, 1.532%, 8/21/26 (10) 1,205,000 1,141
Sartorius Finance, 4.875%, 9/14/35 (EUR)  400,000 454
SBA Tower Trust, 1.84%, 4/15/27 (1) 560,000 500
SBA Tower Trust, 2.328%, 1/15/28 (1) 150,000 133
SBA Tower Trust, 2.593%, 10/15/31 (1) 455,000 367
Sempra, 3.40%, 2/1/28  85,000 80
Sempra, 3.70%, 4/1/29  135,000 126
Societe Generale, VR, 5.519%, 1/19/28 (1)(10) 860,000 849
Societe Generale, VR, 5.634%, 1/19/30 (1)(10) 420,000 416
Solventum, 5.40%, 3/1/29 (1) 400,000 398
Solventum, 5.60%, 3/23/34 (1) 490,000 481
Solventum, 5.90%, 4/30/54 (1) 425,000 408
Solventum, 6.00%, 5/15/64 (1) 425,000 406
Southern, 5.20%, 6/15/33  665,000 652
Southern, 5.70%, 3/15/34  515,000 523
Southern California Edison, 5.45%, 6/1/31  105,000 105
Southern California Edison, 5.70%, 3/1/53  225,000 219
Sprint Capital, 6.875%, 11/15/28  540,000 568
Sprint Capital, 8.75%, 3/15/32  395,000 471
Standard Chartered, VR, 1.456%, 1/14/27 (1)(10) 275,000 256
Standard Chartered, VR, 5.905%, 5/14/35 (1)(10) 655,000 655
Stanley Black & Decker, 2.75%, 11/15/50  173,000 99
Sutter Health, 5.164%, 8/15/33  135,000 134
T-Mobile USA, 5.75%, 1/15/54  915,000 910
T-Mobile USA, 6.00%, 6/15/54  175,000 181
Targa Resources, 6.15%, 3/1/29  159,000 163
Targa Resources Partners, 5.00%, 1/15/28  85,000 83
Targa Resources Partners, 5.50%, 3/1/30  600,000 590
Targa Resources Partners, 6.875%, 1/15/29  101,000 104
U.S. Bancorp, VR, 5.384%, 1/23/30 (10) 170,000 169
U.S. Bancorp, VR, 5.678%, 1/23/35 (10) 635,000 632
UBS Group, VR, 3.091%, 5/14/32 (1)(10) 490,000 418
UBS Group, VR, 6.301%, 9/22/34 (1)(10) 305,000 317
UBS Group, VR, 6.537%, 8/12/33 (1)(10) 840,000 885
UBS Group, VR, 9.25% (1)(10)(12) 200,000 214
UnitedHealth Group, 4.50%, 4/15/33  420,000 400
UnitedHealth Group, 5.00%, 4/15/34  510,000 499
UnitedHealth Group, 5.05%, 4/15/53  377,000 351

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
UnitedHealth Group, 5.875%, 2/15/53  370,000 385
VF, 2.95%, 4/23/30  383,000 310
Vistra Operations, 6.00%, 4/15/34 (1) 130,000 130
Vistra Operations, 6.95%, 10/15/33 (1) 175,000 186
Volkswagen Group of America Finance, 5.60%, 3/22/34 (1) 335,000 332
Walt Disney, 3.60%, 1/13/51  230,000 171
Warnermedia Holdings, 3.755%, 3/15/27  608,000 576
Wells Fargo, VR, 2.572%, 2/11/31 (10) 2,683,000 2,307
Western Midstream Operating, 4.50%, 3/1/28  85,000 82
Western Midstream Operating, 6.35%, 1/15/29  80,000 82
Westlake, 1.625%, 7/17/29 (EUR)  525,000 505
Xcel Energy, 3.40%, 6/1/30  475,000 426
Total Corporate Bonds (Cost $99,614) 96,793
EQUITY MUTUAL FUNDS  11.4%
T. Rowe Price Institutional Emerging Markets Equity Fund (4) 1,651,925 51,474
T. Rowe Price Multi-Strategy Total Return Fund - I Class (4) 11,443,514 110,316
T. Rowe Price Real Assets Fund - I Class (4) 3,685,730 53,664
Total Equity Mutual Funds (Cost $208,855) 215,454
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  0.3%
Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53  345,000 339
Corp. Nacional del Cobre de Chile, 6.44%, 1/26/36 (1) 240,000 245
Freeport Indonesia, 5.315%, 4/14/32  410,000 396
Gaci First Investment, 4.875%, 2/14/35  430,000 405
Gaci First Investment, 5.125%, 2/14/53  715,000 612
Kingdom of Saudi Arabia, 5.75%, 1/16/54 (1) 310,000 300
Petroleos Mexicanos, 6.50%, 3/13/27  1,080,000 1,022
Republic of Chile, 6.30%, 9/8/53 (1) 200,000 196
Republic of Panama, 7.50%, 3/1/31  735,000 761
Republic of Romania, 5.875%, 1/30/29 (1) 460,000 456
United Mexican States, 5.00%, 5/7/29  425,000 415
United Mexican States, 6.00%, 5/7/36  400,000 394
Total Foreign Government Obligations & Municipalities
(Cost $5,534) 5,541
MUNICIPAL SECURITIES  0.0%
California  0.0%
Los Angeles Dept. of Airports, Build America, 6.582%, 5/15/39  70,000 74
74

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Illinois  0.0%
Illinois, Build America, GO, 7.35%, 7/1/35  77,143 83
83
Total Municipal Securities (Cost $156) 157
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  0.6%
Angel Oak Mortgage Trust, Series 2022-1, Class A1, CMO,
STEP, 2.881%, 12/25/66 (1) 255,488 228
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class B, ARM,
1M TSFR + 1.297%, 6.614%, 9/15/32 (1) 235,000 234
Bayview MSR Opportunity Master Fund Trust, Series 2021-4,
Class A20, CMO, ARM, 2.50%, 10/25/51 (1) 479,273 371
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 7.591%, 11/15/34 (1) 235,000 30
BFLD, Series 2019-DPLO, Class C, ARM, 1M TSFR + 1.654%,
6.971%, 10/15/34 (1) 750,000 750
BINOM Securitization Trust, Series 2021-INV1, Class A1, CMO,
ARM, 2.034%, 6/25/56 (1) 219,632 189
BX Commercial Mortgage Trust, Series 2024-MDHS, Class A,
ARM, 1M TSFR + 1.641%, 6.991%, 5/15/41 (1) 945,000 946
BX Trust, Series 2021-ARIA, Class B, ARM, 1M TSFR +
1.411%, 6.728%, 10/15/36 (1) 410,000 405
CIM Trust, Series 2021-INV1, Class A29, CMO, ARM, 2.50%,
7/1/51 (1) 474,860 367
Citigroup Mortgage Loan Trust, Series 2022-INV1, Class A4B,
CMO, ARM, 3.00%, 11/27/51 (1) 192,076 155
Cold Storage Trust, Series 2020-ICE5, Class A, ARM, 1M TSFR
+ 1.014%, 6.334%, 11/15/37 (1) 201,513 201
COLT Mortgage Loan Trust, Series 2020-3, Class A3, CMO,
ARM, 2.38%, 4/27/65 (1) 44,059 42
Commercial Mortgage Trust, Series 2016-CR28, Class AHR,
3.651%, 2/10/49  272,660 268
Connecticut Avenue Securities, Series 2017-C06, Class 1M2B,
CMO, ARM, SOFR30A + 2.764%, 8.088%, 2/25/30  152,507 154
Connecticut Avenue Securities, Series 2017-C06, Class 2ED1,
CMO, ARM, SOFR30A + 1.114%, 6.438%, 2/25/30  28,103 28
DBCG Mortgage Trust, Series 2017-BBG, Class A, ARM,
PRIME + 0.00%, 8.50%, 6/15/34 (1) 360,000 360
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, CMO,
ARM, 1M TSFR + 0.964%, 6.00%, 3/25/50 (1) 138,473 130
FWD Securitization Trust, Series 2020-INV1, Class A3, CMO,
ARM, 2.44%, 1/25/50 (1) 96,523 88
Galton Funding Mortgage Trust, Series 2018-1, Class A23,
CMO, ARM, 3.50%, 11/25/57 (1) 30,740 27

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Galton Funding Mortgage Trust, Series 2018-2, Class A22,
CMO, ARM, 4.00%, 10/25/58 (1) 21,949 20
GS Mortgage-Backed Securities Trust, Series 2014-EB1A,
Class 2A1, CMO, ARM, 5.802%, 7/25/44 (1) 4,871 5
GS Mortgage-Backed Securities Trust, Series 2020-INV1,
Class A14, CMO, ARM, 2.921%, 10/25/50 (1) 210,634 173
GS Mortgage-Backed Securities Trust, Series 2021-GR1, Class
A4, CMO, ARM, 2.50%, 11/25/51 (1) 356,577 276
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class
A4, CMO, ARM, 2.50%, 2/25/52 (1) 369,971 287
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1,
CMO, ARM, 1.073%, 9/25/56 (1) 154,863 126
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (1) 190,000 176
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 79,455 70
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 92,000 81
JPMorgan Mortgage Trust, Series 2020-5, Class B2, CMO,
ARM, 3.572%, 12/25/50 (1) 287,655 240
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.50%, 8/25/50 (1) 77,044 67
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A15,
CMO, ARM, 3.50%, 6/25/50 (1) 5,288 5
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50 (1) 12,373 12
JPMorgan Mortgage Trust, Series 2020-LTV1, Class B1A,
CMO, ARM, 3.237%, 6/25/50 (1) 299,989 247
MARQ Trust, Series 2024-HOU, Class A, ARM, 1M TSFR +
1.591%, 6.91%, 6/15/29 (1) 180,000 180
MED Commercial Mortgage Trust, Series 2024-MOB, Class A,
ARM, 1M TSFR + 1.592%, 6.908%, 5/15/41 (1) 265,000 265
MFA Trust, Series 2022-INV2, Class A1, CMO, STEP, 4.95%,
7/25/57 (1) 413,368 403
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-
NQM1, Class A2, CMO, STEP, 7.53%, 9/25/68 (1) 139,314 142
New Residential Mortgage Loan Trust, Series 2021-INV2, Class
A4, CMO, ARM, 2.50%, 9/25/51 (1) 285,706 223
OBX Trust, Series 2020-EXP1, Class 1A8, CMO, ARM, 3.50%,
2/25/60 (1) 205,910 179
OBX Trust, Series 2023-NQM9, Class A2, CMO, STEP,
7.513%, 10/25/63 (1) 89,888 91
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A,
ARM, 1M TSFR + 1.392%, 6.692%, 5/15/39 (1) 555,000 555
Sequoia Mortgage Trust, Series 2013-4, Class B1, CMO, ARM,
3.437%, 4/25/43  143,678 134

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sequoia Mortgage Trust, Series 2017-5, Class B1, CMO, ARM,
3.782%, 8/25/47 (1) 222,640 200
Sequoia Mortgage Trust, Series 2017-CH2, Class A19, CMO,
ARM, 4.00%, 12/25/47 (1) 38,282 35
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, CMO,
ARM, 3.50%, 3/25/48 (1) 10,114 9
Sequoia Mortgage Trust, Series 2018-CH2, Class A21, CMO,
ARM, 4.00%, 6/25/48 (1) 31,805 29
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59 (1) 4,934 5
Structured Agency Credit Risk Debt Notes, Series 2024-DNA2,
Class A1, CMO, ARM, SOFR30A + 1.25%, 6.574%, 5/25/44 (1) 285,000 285
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A,
CMO, ARM, 1M TSFR + 1.114%, 6.439%, 10/25/59 (1) 201,601 205
UWM Mortgage Trust, Series 2021-INV2, Class A15, CMO,
ARM, 2.50%, 9/25/51 (1) 373,722 289
Verus Securitization Trust, Series 2020-INV1, Class A3, CMO,
ARM, 4.889%, 3/25/60 (1) 100,000 97
Verus Securitization Trust, Series 2021-5, Class A2, CMO,
ARM, 1.218%, 9/25/66 (1) 209,320 172
WB Commercial Mortgage Trust, Series 2024-HQ, Class A,
ARM, 5.937%, 3/15/40 (1) 175,000 175
Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE,
Class C, ARM, 1M TSFR + 1.914%, 7.231%, 2/15/40 (1) 264,000 260
Worldwide Plaza Trust, Series 2017-WWP, Class A, 3.526%,
11/10/36 (1) 102,474 75
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $12,007) 10,766
PREFERRED STOCKS  0.0%
CONSUMER DISCRETIONARY  0.0%
Automobiles  0.0%
Dr. Ing. h.c. F. Porsche (EUR)  9,169 762
Total Consumer Discretionary 762
Total Preferred Stocks (Cost $743) 762
PRIVATE INVESTMENT COMPANIES  6.4%
Blackstone Partners Offshore Fund (6)(7) 49,191 120,265
Total Private Investment Companies (Cost $76,505) 120,265

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  5.7%
U.S. Government Agency Obligations  4.3%
Federal Home Loan Mortgage
2.50%, 4/1/30  108,946 102
3.00%, 12/1/42 - 4/1/47  453,286 398
3.50%, 8/1/42 - 3/1/44  401,023 364
4.00%, 8/1/40 - 9/1/45  310,379 291
4.50%, 6/1/39 - 10/1/41  239,588 232
5.00%, 7/1/25 - 8/1/40  165,544 163
5.50%, 10/1/38  52,646 53
6.00%, 10/1/32 - 8/1/38  45,261 46
6.50%, 9/1/32 - 9/1/34  14,677 15
7.00%, 4/1/32 - 6/1/32  1,899 2
Federal Home Loan Mortgage, ARM
1Y CMT + 2.25%, 6.34%, 10/1/36  1,104 1
RFUCCT1Y + 1.785%, 6.035%, 2/1/37  494 —
RFUCCT1Y + 1.842%, 6.091%, 1/1/37  5,504 5
RFUCCT1Y + 1.917%, 6.291%, 2/1/37  4,822 5
RFUCCT1Y + 1.93%, 6.187%, 12/1/36  4,210 4
RFUCCT1Y + 2.031%, 6.276%, 11/1/36  6,925 7
RFUCCT1Y + 2.162%, 6.558%, 2/1/37  5,149 5
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  200,297 171
2.00%, 8/1/36 - 5/1/52  7,739,736 6,072
2.50%, 3/1/42 - 5/1/52  6,194,994 5,061
3.00%, 5/1/31 - 8/1/52  2,965,714 2,573
3.50%, 6/1/35 - 11/1/52  2,169,458 1,937
4.00%, 8/1/37 - 2/1/50  816,596 766
4.50%, 5/1/50 - 11/1/52  1,563,421 1,464
5.00%, 10/1/52 - 5/1/53  213,743 206
5.50%, 8/1/53 - 2/1/54  1,185,940 1,169
6.50%, 1/1/54  80,727 82
Federal National Mortgage Assn.
3.00%, 6/1/33 - 8/1/46  84,579 74
3.50%, 6/1/42 - 5/1/46  535,388 485
4.00%, 11/1/40  166,207 157
Federal National Mortgage Assn., ARM, RFUCCT1Y + 1.87%,
6.12%, 8/1/36  6,491 6
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32  978 —
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  2,125,695 1,778
2.00%, 5/1/36 - 5/1/52  21,600,358 17,232

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
2.50%, 8/1/30 - 9/1/52  13,276,987 10,962
3.00%, 1/1/27 - 4/1/52  8,242,346 7,217
3.50%, 2/1/35 - 1/1/52  4,310,300 3,899
4.00%, 11/1/40 - 12/1/52  3,644,101 3,375
4.50%, 7/1/39 - 8/1/52  2,529,551 2,405
5.00%, 3/1/34 - 11/1/53  3,080,897 2,990
5.50%, 12/1/34 - 2/1/54  2,737,674 2,705
6.00%, 3/1/33 - 1/1/54  3,670,082 3,701
6.50%, 7/1/32 - 1/1/54  1,320,540 1,349
7.00%, 1/1/31 - 7/1/32  1,758 2
UMBS, TBA (13)
5.00%, 6/1/54  855,000 823
6.50%, 6/1/54  440,000 447
80,801
U.S. Government Obligations  1.4%
Government National Mortgage Assn.
1.50%, 12/20/36 - 5/20/37  279,734 235
2.00%, 1/20/51 - 3/20/52  5,580,271 4,475
2.50%, 8/20/50 - 3/20/52  5,712,232 4,763
3.00%, 7/15/43 - 6/20/52  4,325,378 3,753
3.50%, 8/20/42 - 7/20/52  3,141,944 2,841
4.00%, 2/20/41 - 10/20/52  2,930,028 2,713
4.50%, 11/20/39 - 4/20/53  1,558,537 1,492
5.00%, 7/20/39 - 6/20/49  947,477 937
5.50%, 1/20/36 - 3/20/49  487,330 494
6.00%, 4/15/36 - 12/20/38  20,391 21
7.00%, 2/20/27  982 1
7.50%, 12/15/25 - 6/15/32  2,964 3
8.00%, 10/20/25  39 —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  57,239 51
3.50%, 10/20/50  250,000 203
Government National Mortgage Assn., CMO, IO
3.50%, 5/20/43  47,049 7
4.00%, 2/20/43  30,512 3
Government National Mortgage Assn., TBA (13)
2.50%, 6/20/54  575,000 479
5.00%, 6/20/54  680,000 660
5.50%, 6/20/54  1,275,000 1,265
6.00%, 6/20/54  1,400,000 1,409

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
6.50%, 6/20/54  635,000 645
26,450
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $116,380) 107,251
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  5.7%
U.S. Treasury Obligations  5.7%
U.S. Treasury Bonds, 3.375%, 8/15/42 (14) 8,620,000 7,200
U.S. Treasury Bonds, 3.875%, 2/15/43  4,330,000 3,872
U.S. Treasury Bonds, 4.00%, 11/15/42  8,295,000 7,561
U.S. Treasury Bonds, 4.25%, 2/15/54 (14)(15) 5,905,000 5,540
U.S. Treasury Bonds, 4.375%, 8/15/43  285,000 272
U.S. Treasury Bonds, 4.50%, 2/15/44  11,455,000 11,118
U.S. Treasury Bonds, 4.75%, 11/15/43  2,095,000 2,101
U.S. Treasury Inflation-Indexed Notes, 1.375%, 7/15/33  4,452,766 4,189
U.S. Treasury Inflation-Indexed Notes, 1.75%, 1/15/34  11,246,879 10,873
U.S. Treasury Notes, 0.625%, 12/31/27  1,100,000 957
U.S. Treasury Notes, 1.50%, 1/31/27  9,295,000 8,553
U.S. Treasury Notes, 3.25%, 6/30/27  1,520,000 1,460
U.S. Treasury Notes, 3.875%, 11/30/27  4,545,000 4,437
U.S. Treasury Notes, 4.125%, 6/15/26  2,675,000 2,637
U.S. Treasury Notes, 4.125%, 9/30/27  2,575,000 2,535
U.S. Treasury Notes, 4.125%, 10/31/27  415,000 408
U.S. Treasury Notes, 4.50%, 7/15/26  7,915,000 7,861
U.S. Treasury Notes, 4.625%, 10/15/26 (14) 11,890,000 11,849
U.S. Treasury Notes, 4.625%, 9/30/28  14,835,000 14,877
108,300
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $110,792) 108,300
SHORT-TERM INVESTMENTS  2.5%
Money Market Funds  2.5%
T. Rowe Price Treasury Reserve Fund, 5.38% (4)(16) 46,521,802 46,522
Total Short-Term Investments (Cost $46,522) 46,522

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 5.39% (4)(16) 3,275,339 3,275
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 3,275
Total Securities Lending Collateral (Cost $3,275) 3,275
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
Exchange-Traded Options Purchased 0.0%
Description Contracts
Notional
Amount $ Value
U.S. Treasury 10-Year Notes Futures, Put, 6/21/24 @
$107.75 (6) 104 11,315 24
Total Exchange-Traded Options Purchased (Cost $52) 24
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
30 Year Interest Rate
Swap, 8/12/54 Pay
Fixed 3.80% Annually,
Receive Variable
5.34% (SOFR)
Annually, 8/8/24 @
3.80%* (6) 1 2,910 87
Barclays Bank
30 Year Interest Rate
Swap, 8/13/54 Pay
Fixed 3.80% Annually,
Receive Variable
5.34% (SOFR)
Annually, 8/9/24 @
3.80%* (6) 1 5,131 155
Goldman Sachs
30 Year Interest Rate
Swap, 8/13/54 Pay
Fixed 3.80% Annually,
Receive Variable
5.34% (SOFR)
Annually, 8/9/24 @
3.80%* (6) 1 2,566 77

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
30 Year Interest Rate
Swap, 8/12/54 Pay
Fixed 3.80% Annually,
Receive Variable
5.34% (SOFR)
Annually, 8/8/24 @
3.80%* (6) 1 2,566 77
Morgan Stanley
30 Year Interest Rate
Swap, 8/13/54 Pay
Fixed 3.80% Annually,
Receive Variable
5.34% (SOFR)
Annually, 8/9/24 @
3.80%* (6) 1 5,132 155
Total OTC Options Purchased (Cost $578) 551
Total Options Purchased (Cost $630) 575
Total Investments in Securities
100.6% of Net Assets
(Cost $1,622,061) $ 1,899,376
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $57,269 and represents 3.0% of net assets.
(2) All or a portion of this loan is unsettled as of May 31, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) SEC 30-day yield
(4) Affiliated Companies
(5) See Note 4. All or a portion of this security is on loan at May 31, 2024.
(6) Non-income producing
(7) See Note 2. Level 3 in fair value hierarchy.
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $2,788 and represents 0.1% of net assets.

T. ROWE PRICE Spectrum Conservative Allocation Fund

.
.
.
.
.
.
.
.
.
.
(9) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(10) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(11) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(12) Perpetual security with no stated maturity date.
(13) See Note 4. To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $5,728 and represents 0.3% of net assets.
(14) At May 31, 2024, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(15) All or a portion of this security is pledged to cover or as collateral for written call options at May 31, 2024.
(16) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DKK Danish Krone
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HKD Hong Kong Dollar
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
OTC Over-the-counter
PIK Payment-in-kind

T. ROWE PRICE Spectrum Conservative Allocation Fund

.
.
.
.
.
.
.
.
.
.
PIPE Private Investment in Public Equity
PRIME Prime rate
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RFUCCT1Y Twelve month Refinitiv USD IBOR Consumer Cash Fallback
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.1)%
OTC Options Written (0.1)%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
2 Year Interest Rate Swap,
8/12/26 Pay Fixed 4.20%
Annually, Receive Variable
5.34% (SOFR) Annually,
8/8/24 @ 4.20%* 1 23,361 (214)
Barclays Bank
2 Year Interest Rate Swap,
8/13/26 Pay Fixed 4.20%
Annually, Receive Variable
5.34% (SOFR) Annually,
8/9/24 @ 4.20%* 1 41,396 (379)
Goldman Sachs
2 Year Interest Rate Swap,
8/13/26 Pay Fixed 4.20%
Annually, Receive Variable
5.34% (SOFR) Annually,
8/9/24 @ 4.20%* 1 20,379 (187)
Goldman Sachs
iShares iBoxx High Yield
Corporate Bond ETF, Call,
6/21/24 @ $77.00 486 3,645 (14)
Goldman Sachs
iShares iBoxx High Yield
Corporate Bond ETF, Put,
6/21/24 @ $76.00 1,731 12,984 (22)
Morgan Stanley
2 Year Interest Rate Swap,
8/12/26 Pay Fixed 4.20%
Annually, Receive Variable
5.34% (SOFR) Annually,
8/8/24 @ 4.20%* 1 21,271 (195)
Morgan Stanley
2 Year Interest Rate Swap,
8/13/26 Pay Fixed 4.20%
Annually, Receive Variable
5.34% (SOFR) Annually,
8/9/24 @ 4.20%* 1 41,396 (379)
Morgan Stanley
S&P 500 Index, Call,
7/19/24 @ $5,250.00 116 61,219 (1,462)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Call,
7/19/24 @ $77.00 732 5,491 (28)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Put,
7/19/24 @ $76.00 732 5,491 (22)
Total Options Written (Premiums $(1,722)) $ (2,902)

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Bought 0.0%
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.AAA-S15, 40 Year Index), Pay 0.50%
Monthly, Receive upon credit default,
11/18/64 6,889 84 178 (94)
Total Bilateral Credit Default Swaps, Protection
Bought 178 (94)
Credit Default Swaps, Protection Sold 0.0%
JPMorgan Chase, Protection Sold
(Relevant Credit: Barclays Bank, Baa1*),
Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24 (EUR) * 112 — — —
Total Bilateral Credit Default Swaps, Protection
Sold — —
Total Return Swaps (0.0)%
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Investment
Grade Index at Maturity, Pay Variable
5.343% (SOFR + (0.00)%) at Maturity,
6/20/24 422 (4) (4) —
Morgan Stanley, Receive Underlying
Reference: iBoxx USD Liquid Investment
Grade Index at Maturity, Pay Variable
5.310% (SOFR + (0.00)%) at Maturity,
6/20/24 476 4 (3) 7
Morgan Stanley, Receive Underlying
Reference: iBoxx USD Liquid Investment
Grade Index at Maturity, Pay Variable
5.343% (SOFR + (0.00)%) at Maturity,
6/20/24 476 (5) (4) (1)
Morgan Stanley, Receive Underlying
Reference: iBoxx USD Liquid Investment
Grade Index at Maturity, Pay Variable
5.343% (SOFR + (0.00)%) at Maturity,
6/20/24 476 (3) (4) 1
Total Bilateral Total Return Swaps (15) 7
Total Bilateral Swaps 163 (87)

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Sold 0.1%
Protection Sold (Relevant Credit:
Freeport-McMoRan, Baa2*), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/29 * 716 8 — 8
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S42, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit
default, 6/20/29 * 3,185 249 228 21
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S42, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/29 * 29,328 717 648 69
Protection Sold (Relevant Credit: United
Mexican States, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/29 * 7,450 33 20 13
Total Centrally Cleared Credit Default Swaps,
Protection Sold 111
Total Centrally Cleared Swaps 111
Net payments (receipts) of variation margin to date (102)
Variation margin receivable (payable) on centrally cleared swaps $ 9
* Credit ratings as of May 31, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $17.

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 8/23/24 USD 2,567 EUR 2,352 $ 5
Net unrealized gain (loss) on open forward
currency exchange contracts $ 5

T. ROWE PRICE Spectrum Conservative Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 22 MSCI EAFE Index contracts 6/24 (2,607) $ (35)
Long, 99 S&P 500 E-Mini Index contracts 6/24 26,213 82
Long, 60 U.S. Treasury Notes five year contracts 9/24 6,348 (2)
Short, 321 U.S. Treasury Notes two year contracts 9/24 (65,389) (31)
Long, 115 Ultra U.S. Treasury Bonds contracts 9/24 14,080 (144)
Short, 201 Ultra U.S. Treasury Notes ten year
contracts 9/24 (22,518) 53
Net payments (receipts) of variation margin to date 200
Variation margin receivable (payable) on open futures contracts $ 123

T. ROWE PRICE Spectrum Conservative Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Global Bond Fund - I
Class, 6.15%  $ (3,328) $ (2,734) $ 5,109
T. Rowe Price Inflation Protected Bond Fund - I
Class, 9.60%  — 41 1
T. Rowe Price Institutional Emerging Markets
Bond Fund, 6.27%  (5,871) 12,799 6,093
T. Rowe Price Institutional Emerging Markets
Equity Fund  (779) (476) 1,049
T. Rowe Price Institutional Floating Rate Fund
- Institutional Class, 8.44%  (462) 1,666 3,478
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 7.20%  (1,862) 5,596 6,489
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 3.82%  (2,311) 5,540 3,280
T. Rowe Price Limited Duration Inflation
Focused Bond Fund - I Class, 9.22%  — 56 17
T. Rowe Price Multi-Strategy Total Return Fund
- I Class  (120) 2,081 6,453
T. Rowe Price Real Assets Fund - I Class  (128) 6,098 1,017
T. Rowe Price U.S. Treasury Long-Term Index
Fund - I Class, 4.71%  (9,162) 4,115 1,531
T. Rowe Price Government Reserve Fund,
5.39% — — —++
T. Rowe Price Treasury Reserve Fund, 5.38% — — 5,381
Totals $ (24,023)# $ 34,782 $ 39,898+

T. ROWE PRICE Spectrum Conservative Allocation Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
05/31/24
T. Rowe Price Dynamic Global
Bond Fund - I Class, 6.15%  $ 118,276 $ 9,144 $ 16,328 $ 108,358
T. Rowe Price Inflation
Protected Bond Fund - I Class,
9.60%  8 6,601 — 6,650
T. Rowe Price Institutional
Emerging Markets Bond Fund,
6.27%  105,353 6,123 24,622 99,653
T. Rowe Price Institutional
Emerging Markets Equity
Fund  55,680 1,049 4,779 51,474
T. Rowe Price Institutional
Floating Rate Fund -
Institutional Class, 8.44%  43,360 3,744 8,972 39,798
T. Rowe Price Institutional
High Yield Fund - Institutional
Class, 7.20%  94,487 6,522 15,362 91,243
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 3.82%  110,636 3,296 15,011 104,461
T. Rowe Price Limited
Duration Inflation Focused
Bond Fund - I Class, 9.22%  77 4,408 — 4,541
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  100,401 8,953 1,120 110,316
T. Rowe Price Real Assets
Fund - I Class  36,232 14,162 2,828 53,664
T. Rowe Price U.S. Treasury
Long-Term Index Fund - I
Class, 4.71%  48,720 2,262 25,262 29,835
T. Rowe Price Government
Reserve Fund, 5.39% 1,783  ¤  ¤ 3,275
T. Rowe Price Treasury
Reserve Fund, 5.38% 136,089  ¤  ¤ 46,522
Total $ 749,790^

T. ROWE PRICE Spectrum Conservative Allocation Fund

The accompanying notes are an integral part of these financial statements.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $39,898 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $810,137.

T. ROWE PRICE Spectrum Conservative Allocation Fund
May 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $1,622,061) $ 1,899,376
Interest and dividends receivable 3,467
Receivable for investment securities sold 1,991
Receivable for shares sold 927
Foreign currency (cost $194) 194
Bilateral swap premiums paid 178
Variation margin receivable on futures contracts 123
Variation margin receivable on centrally cleared swaps 9
Unrealized gain on bilateral swaps 8
Unrealized gain on forward currency exchange contracts 5
Other assets 1,940
Total assets 1,908,218
Liabilities
Payable for investment securities purchased 11,272
Obligation to return securities lending collateral 3,275
Options written (premiums $1,722) 2,902
Payable for shares redeemed 372
Investment management fees payable 328
Unrealized loss on bilateral swaps 95
Due to affiliates 72
Bilateral swap premiums received 15
Payable to directors 1
Other liabilities 1,487
Total liabilities 19,819
NET ASSETS $ 1,888,399

T. ROWE PRICE Spectrum Conservative Allocation Fund
May 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 227,082
Paid-in capital applicable to 96,861,082 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares of the Corporation authorized 1,661,317
NET ASSETS $ 1,888,399
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,017,971; Shares outstanding: 52,179,346) $ 19.51
I Class
(Net assets: $870,428; Shares outstanding: 44,681,736) $ 19.48

T. ROWE PRICE Spectrum Conservative Allocation Fund
Statement of Operations

($000s)
Year
Ended
5/31/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $488) $ 51,528
    Interest 15,993
Securities lending 28
Other 2
Total income 67,551
Expenses
Investment management 8,735
Shareholder servicing
Investor Class $ 1,351
I Class 192 1,543
Prospectus and shareholder reports
Investor Class 71
I Class 23 94
Custody and accounting 340
Legal and audit 62
Registration 62
Proxy and annual meeting 15
Directors 7
Miscellaneous 60
Waived / paid by Price Associates (4,389)
Total expenses 6,529
Net investment income 61,022

T. ROWE PRICE Spectrum Conservative Allocation Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $7) 71,640
Futures 3,456
Swaps 310
Options written (8,365)
Forward currency exchange contracts (159)
Foreign currency transactions 6
Net realized gain 66,888
Change in net unrealized gain / loss
Securities 107,761
Futures 319
Swaps (118)
Options written (1,121)
Forward currency exchange contracts 74
Other assets and liabilities denominated in foreign currencies 21
Change in net unrealized gain / loss 106,936
Net realized and unrealized gain / loss 173,824
INCREASE IN NET ASSETS FROM OPERATIONS $ 234,846

T. ROWE PRICE Spectrum Conservative Allocation Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/24 5/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 61,022 $ 52,109
Net realized gain (loss) 66,888 (18,367)
Change in net unrealized gain / loss 106,936 (50,066)
Increase (decrease) in net assets from operations 234,846 (16,324)
Distributions to shareholders
Net earnings
Investor Class (40,921) (61,487)
I Class (40,080) (56,572)
Decrease in net assets from distributions (81,001) (118,059)
Capital share transactions
*
Shares sold
Investor Class 108,164 93,020
I Class 134,626 121,241
Distributions reinvested
Investor Class 38,867 58,762
I Class 38,828 54,952
Shares redeemed
Investor Class (254,411) (288,007)
I Class (370,710) (178,999)
Decrease in net assets from capital share
transactions (304,636) (139,031)

T. ROWE PRICE Spectrum Conservative Allocation Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/24 5/31/23
Net Assets
Decrease during period (150,791) (273,414)
Beginning of period 2,039,190 2,312,604
End of period $ 1,888,399 $ 2,039,190
*Share information (000s)
Shares sold
Investor Class 5,813 5,107
I Class 7,218 6,679
Distributions reinvested
Investor Class 2,096 3,331
I Class 2,100 3,119
Shares redeemed
Investor Class (13,631) (15,861)
I Class (19,609) (9,885)
Decrease in shares outstanding (16,013) (7,510)

T. ROWE PRICE Spectrum Conservative Allocation Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Spectrum Funds II, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Spectrum Conservative
Allocation Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks the highest total return over time consistent with a primary emphasis on income and a secondary emphasis on capital growth. The fund has two classes of shares: the Spectrum
Conservative Allocation Fund (Investor Class) and the Spectrum Conservative
Allocation Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions

T. ROWE PRICE Spectrum Conservative Allocation Fund

are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class quarterly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.

T. ROWE PRICE Spectrum Conservative Allocation Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed

T. ROWE PRICE Spectrum Conservative Allocation Fund

using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the

T. ROWE PRICE Spectrum Conservative Allocation Fund

independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Spectrum Conservative Allocation Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on May 31,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 358,191 $ — $ 358,191
Bond Mutual Funds 484,539 — — 484,539
Common Stocks 510,404 156,687 616 667,707
Convertible Bonds — — 33 33
Convertible Preferred Stocks — — 2,053 2,053
Equity Mutual Funds 215,454 — — 215,454
Preferred Stocks — 762 — 762
Private Investment
Companies — — 120,265 120,265
Short-Term Investments 46,522 — — 46,522
Securities Lending Collateral 3,275 — — 3,275
Options Purchased 24 551 — 575
Total Securities 1,260,218 516,191 122,967 1,899,376
Swaps* — 199 — 199
Forward Currency Exchange
Contracts — 5 — 5
Futures Contracts* 135 — — 135
Total $ 1,260,353 $ 516,395 $ 122,967 $ 1,899,715
Liabilities
Options Written $ — $ 2,902 $ — $ 2,902
Swaps — 12 — 12
Futures Contracts* 212 — — 212
Total $ 212 $ 2,914 $ — $ 3,126

T. ROWE PRICE Spectrum Conservative Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the year ended
May 31, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/
loss on Level 3 instruments held at May 31, 2024, totaled $5,435,000 for the year ended May 31, 2024.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities,
U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
5/31/23
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
5/31/24
Investment in Securities
Common Stocks $ 1,299 $ 15 $ 277 $ (975) $ 616
Convertible Bonds 6 (6) 33 — 33
Convertible Preferred Stocks 2,924 (540) 29 (360) 2,053
Private Investment Companies 127,752 11,513 — (19,000) 120,265
Total $ 131,981 $ 10,982 $ 339 $ (20,335) $ 122,967

T. ROWE PRICE Spectrum Conservative Allocation Fund

inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investment
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stock
$ 616 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Relative value —# —# —#
Enterprise
value to sales
multiple
1.7x
– 11.5x
5.3x Increase
Projected
enterprise
value to sales
multiple
8.5x
– 9.7x
9.1x Increase
Sales growth
rate
1%
– 24%
15% Increase
Enterprise
value to gross
profit multiple
4.7x
– 15.3x
8.3x Increase
Projected
enterprise
value to gross
profit multiple
12.6x
– 14.4x
13.5x Increase
Gross profit
growth rate
17%
– 25%
23% Increase
Price to
tangible book
value multiple
1.4x
– 2.7x
1.7x Increase
Tangible book
value growth
rate
3%
– 15%
13% Increase
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Spectrum Conservative Allocation Fund

Investment
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 5% 5% Increase
Volatility 41% 41% Increase
Convertible
Bonds
$ 33 Recent
comparable
transaction
price(s)
—# —# —# —#
Convertible
Preferred
Stocks
$ 2,053 Recent
comparable
transaction
price(s)
—# —# —# —#
Conversion
ratio
—# —# —#
Market
comparable
Premium for
liquidation
preference
—# —# —#
Probability
for potential
outcome
25%
– 50%
33% Increase
Enterprise
value to sales
multiple
1.0x
– 11.9x
6.2x Increase
Projected
enterprise
value to sales
multiple
3.6x
– 17.6x
9.1x Increase
Sales growth
rate
1%
– 129%
31% Increase
Enterprise
value to gross
profit multiple
1.5x
– 18.3x
9.2x Increase
Projected
enterprise
value to gross
profit multiple
6.8x
– 14.4x
10.7x Increase

T. ROWE PRICE Spectrum Conservative Allocation Fund

Investment
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Gross profit
growth rate
17%
– 31%
24% Increase
Enterprise
value to
EBITDA
multiple
11.5x
– 16.1x
13.8x Increase
EBITDA growth
rate
56% 56% Increase
Price to
tangible book
value multiple
2.1x
- 2.7x
2.4x Increase
Price to net
asset value
multiple
0.9x 0.9x Increase
Tangible book
value growth
rate
3% - 7% 5% Increase
Discount rate
for cost of
capital
15%
- 30%
20% Decrease
Discount for
uncertainty
80%
- 100%
83% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Private
Investment
Companies
Rollforward of
Investee NAV
Estimated
return
0.13% 0.13% Increase

T. ROWE PRICE Spectrum Conservative Allocation Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended May 31, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE Spectrum Conservative Allocation Fund

($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures, Securities^ $ 628
Foreign exchange derivatives Forwards 5
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps 199
Equity derivatives Futures 82
^
,*
Total $ 914
^
,*
Liabilities
Interest rate derivatives Futures, Options Written $ 1,531
Credit derivatives Bilateral Swaps and Premiums, Options
Written 98
Equity derivatives Futures, Options Written 1,497
Total $ 3,126
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.

T. ROWE PRICE Spectrum Conservative Allocation Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended May 31, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Interest rate
derivatives $ 8 $ — $ (2,138) $ — $ (676) $ (2,806)
Foreign
exchange
derivatives (156) — — (159) — (315)
Credit
derivatives (52) 247 — — 986 1,181
Equity
derivatives — (8,612) 5,594 — — (3,018)
Total $ (200) $ (8,365) $ 3,456 $ (159) $ 310 $ (4,958)
Change in
Unrealized
Gain (Loss)
Interest rate
derivatives $ (55) $ (800) $ 61 $ — $ — $ (794)
Foreign
exchange
derivatives 89 — — 74 — 163
Credit
derivatives — 66 — — (118) (52)
Equity
derivatives — (387) 258 — — (129)
Total $ 34 $ (1,121) $ 319 $ 74 $ (118) $ (812)
^ Options purchased are reported as securities.

T. ROWE PRICE Spectrum Conservative Allocation Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to
$250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the

T. ROWE PRICE Spectrum Conservative Allocation Fund

fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of May 31, 2024, securities valued at $2,308,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of May 31, 2024, no collateral was pledged by counterparties to the fund for bilateral derivatives. As of May 31, 2024, securities valued at $8,142,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the

T. ROWE PRICE Spectrum Conservative Allocation Fund

potential for losses in excess of the fund’s initial investment. During the year ended May 31, 2024, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1% of net assets.
Futures Contracts  The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms.
Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/
or interest rates, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 5% and 11% of net assets.
Options   The fund is subject to interest rate risk, foreign currency exchange rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and

T. ROWE PRICE Spectrum Conservative Allocation Fund

options written are separately reflected as a liability on the accompanying
Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of
Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate;
although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated
in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values, interest rates, currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended May 31, 2024, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 3% and 10% of net assets.
Swaps  The fund is subject to interest rate risk and credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool;

T. ROWE PRICE Spectrum Conservative Allocation Fund

or to adjust credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying

T. ROWE PRICE Spectrum Conservative Allocation Fund

credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of May 31, 2024, the notional amount of protection sold by the fund totaled $40,801,000 (2.2% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-
traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 0% and 5% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.

T. ROWE PRICE Spectrum Conservative Allocation Fund

Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-only (PO) strip.

T. ROWE PRICE Spectrum Conservative Allocation Fund

MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-than-anticipated prepayments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage
Obligations  The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities
Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA
Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated
MSFTA Transactions and collateral received, if any, from such counterparty. As of May 31, 2024, no collateral was pledged by the fund or counterparties for
MSFTA Transactions.
Investment in Blackstone Partners Offshore Fund  The fund invested in
Blackstone Partners Offshore Fund Ltd. (Blackstone Partners), a multi-strategy hedge fund-of-funds offered by Blackstone Alternative Asset Management
(BAAM), a unit of Blackstone Group L.P. (Blackstone). Blackstone Partners
provides the fund exposure to alternative investments primarily through
Blackstone Partners’ investments in underlying private investment funds, and the underlying funds are mostly managed by investment managers

T. ROWE PRICE Spectrum Conservative Allocation Fund

unaffiliated with BAAM or Blackstone. Blackstone Partners and the underlying funds may use leverage, engage in short-selling, and invest in commodities or other speculative investments, which may increase the risk of investment loss. Blackstone Partners and the underlying funds are not subject to the same regulatory requirements as open-end mutual funds, and, therefore, their investments and related valuations may not be as transparent. Ownership interests in Blackstone Partners are not transferable and are subject to various redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights. In addition,
Blackstone Partners’ ownership in the underlying funds may also be subject to transfer and redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights. All of these restrictions are subject to change at the sole discretion of Blackstone
Partners or an underlying fund’s management. As of May 31, 2024, the fund’s investment in Blackstone Partners is subject to semi-annual redemption with 95 days prior written notice and is considered an illiquid asset.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
May 31, 2024, the value of loaned securities was $3,122,000; the value of cash collateral and related investments was $3,275,000.

T. ROWE PRICE Spectrum Conservative Allocation Fund

Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $446,957,000 and $684,095,000, respectively, for the year ended
May 31, 2024. Purchases and sales of U.S. government securities aggregated
$566,188,000 and $587,214,000, respectively, for the year ended May 31, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of net currency gains or losses and the character of income on passive foreign investment companies.
The tax character of distributions paid for the periods presented was as follows:
($000s)
May 31,
2024
May 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 81,001 $ 60,370
Long-term capital gain — 57,689
Total distributions $ 81,001 $ 118,059

T. ROWE PRICE Spectrum Conservative Allocation Fund

At May 31, 2024, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At May 31, 2024, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains. During the year ended May 31,
2024, the fund utilized $52,652,000 of capital loss carryforwards.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital
($000s)
Cost of investments $ 1,682,931
Unrealized appreciation $ 389,915
Unrealized depreciation (175,300)
Net unrealized appreciation (depreciation) $ 214,615
($000s)
Undistributed ordinary income $ 16,453
Net unrealized appreciation (depreciation) 214,615
Loss carryforwards and deferrals (3,986)
Total distributable earnings (loss) $ 227,082

T. ROWE PRICE Spectrum Conservative Allocation Fund

gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.15%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At May 31, 2024, the effective annual group fee rate was 0.29%.
Effective November 1, 2023, the Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. Prior to November 1, 2023, the Investor Class was
not subject to a contractual expense limitation. During the limitation period,
Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the

T. ROWE PRICE Spectrum Conservative Allocation Fund

time such amounts were waived; or (2) the class’s current expense limitation.
However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the year ended May 31, 2024 as indicated in the table below. At May 31, 2024, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended May 31, 2024,
Investor
Class I Class
Expense limitation/I Class Limit 0.79% 0.05%
Expense limitation date 09/30/25 07/31/27
(Waived)/repaid during the period ($000s) $— $—

T. ROWE PRICE Spectrum Conservative Allocation Fund

expenses incurred pursuant to these service agreements were $111,000 for
Price Associates; $808,000 for T. Rowe Price Services, Inc.; and $24,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may also invest in certain other T. Rowe Price funds (Price Funds)
as a means of gaining efficient and cost-effective exposure to certain markets.
The fund does not invest for the purpose of exercising management or control;
however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-
end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund),
Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying Price Fund(s) for the year ended May 31, 2024, are as follows:

T. ROWE PRICE Spectrum Conservative Allocation Fund

Total management fee waived was allocated ratably in the amounts of
$2,264,000 and $2,125,000 for the Investor Class and I Class, respectively, for the year ended May 31, 2024.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Prior to January 1, 2024, Price Associates had voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. Price Associates has also voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. This agreement may be rescinded at
($000s)
Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Dynamic Global Bond Fund - I Class 0.49% $ 548
T. Rowe Price Inflation Protected Bond Fund - I
Class 0.17% 1
T. Rowe Price Institutional Emerging Markets Bond
Fund 0.70% 737
T. Rowe Price Institutional Emerging Markets Equity
Fund 1.00% 605
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class 0.55% 215
T. Rowe Price Institutional High Yield Fund -
Institutional Class 0.50% 480
T. Rowe Price International Bond Fund (USD
Hedged) - I Class 0.49% 533
T. Rowe Price Limited Duration Inflation Focused
Bond Fund - I Class 0.25% 4
T. Rowe Price Multi-Strategy Total Return Fund - I
Class 1.00% 931
T. Rowe Price Real Assets Fund - I Class 0.64% 311
T. Rowe Price U.S. Treasury Long-Term Index Fund
- I Class 0.06% 24
Total Management Fee Waived $ 4,389

T. ROWE PRICE Spectrum Conservative Allocation Fund

any time. For the year ended May 31, 2024, these reimbursements amounted to $8,000, which is included in Net realized gain (loss) on Securities in the
Statement of Operations.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Spectrum Conservative Allocation Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Spectrum Funds II, Inc. and
Shareholders of T. Rowe Price Spectrum Conservative Allocation Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Spectrum Conservative Allocation
Fund (one of the funds constituting T. Rowe Price Spectrum Funds II, Inc., referred to hereafter as the "Fund") as of May 31, 2024, the related statement of operations for the year ended May 31, 2024, the statement of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2024 and the financial highlights for each of the five years in the period ended May 31, 2024, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Spectrum Conservative Allocation Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodians, transfer agent, investment manager and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 18, 2024
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Spectrum Conservative Allocation Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $12,569,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $6,109,000 of the fund's income qualifies for the dividends-received deduction.
For shareholders subject to interest expense deduction limitation under Section
163(j), $47,057,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust
(REIT) dividends, $327,000 of the fund's income qualifies as qualified real estate investment trust (REIT) dividends.

T. ROWE PRICE Spectrum Conservative Allocation Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreements (Subadvisory Contracts) that the Adviser has entered into with T. Rowe Price Investment Management, Inc. (TRPIM),
T. Rowe Price International Ltd, and T. Rowe Price Hong Kong Limited (collectively the Subadvisers) on behalf of the fund. In that regard, at a meeting held on
March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contracts. At the Meeting, the Board
considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadvisers and the approval of the Advisory
Contract and Subadvisory Contracts. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract and Subadvisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadvisers about various topics. The Board also considered that TRPIM has its own investment platform and investment management leadership, and that TRPIM has implemented information barriers restricting the sharing of investment information and voting activity with the Adviser and other Subadvisers. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’
advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadvisers
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadvisers. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and
shareholder communications. However, the Board noted that there are information

T. ROWE PRICE Spectrum Conservative Allocation Fund

barriers between investment personnel of TRPIM and the Adviser and the other
Subadvisers that restrict the sharing of certain information, such as investment research, trading, and proxy voting. The Board also reviewed the background and experience of the Adviser’s and Subadvisers’ senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadvisers, as well as the other factors considered at the
Meeting, supported the Board’s approval of the continuation of the Advisory
Contract and Subadvisory Contracts.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory
Contracts.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Spectrum Conservative Allocation Fund

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates, including the Subadvisers) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the
T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. Under each Subadvisory Contract, the Adviser may pay each Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds, thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Spectrum Conservative Allocation Fund

In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s and Subadvisers’ ongoing investments in their business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Expense Group) and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the
Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Spectrum Conservative Allocation Fund

the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contracts. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contracts (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F101-050 7/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Spectrum Conservative Allocation Fund
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 18, 2024